SUPPLEMENT DATED SEPTEMBER 13, 2002 TO

PROSPECTUS DATED MAY 1, 2002 FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

THROUGH ITS

GE CAPITAL LIFE SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1.	The “Transfers Before the Annuity Commencement Date” and the “Telephone/Internet Transactions” provisions of the “Transfers” section of your prospectus are amended as follows:

Transfers Before the Annuity Commencement Date

You may transfer all or a portion of your assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions. You may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the “Requesting Payments” provision.

Transfers From the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a dollar-cost averaging program (see the “Dollar-Cost Averaging” provision) you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers From the Subaccounts to the Guarantee Account

We may also restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

You may submit 12 Subaccount transfers each calendar year by U.S. Mail, voice response, internet, telephone or facsimile. Once such 12 Subaccount transfers have been executed a letter will be sent to you notifying you that you may submit additional transfers only in writing by U.S. Mail. Transfer requests sent by same day mail, courier service, internet, telephone or facsimile will not be accepted. If you wish to cancel a written Subaccount transfer, you must also cancel it in writing by U.S. Mail or by overnight delivery service. We will process the cancellation request as of the Valuation Day the cancellation request is received at our Service Center. The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a dollar-cost averaging program or portfolio rebalancing program.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer for each transfer after the first in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request if:

(1)	any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests;

(2)	the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

(3)	the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties (see the “Transfers by Third Parties” provision).

If your transfer request is not processed, you will be sent a letter notifying you that your transfer request was not honored. If we do not honor your transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous section. If you still wish to transfer assets to a specified Subaccount, you must contact our Home Office in accordance with the first paragraph of this section.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

Telephone/Internet Transactions

You may make your first 12 transfers among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us provided we receive written authorization from you at our Service Center to execute such transactions prior to your request. Transactions that can be conducted over the telephone and internet include, but are not limited to:

(1)
the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

(2)	dollar-cost averaging; and

(3)	portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

(1)	requiring you or a third party to provide some form of personal identification before we act on the telephone/internet instructions;

(2)	confirming the telephone/internet transaction in writing to you or a third party you authorized; and/or

(3)	tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and internet transactions.

2

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

2.	Effective October 1, 2002, the address for GE Capital Life Assurance Company of New York will change to:

200 Old Country Road, Suite 240
Mineola, New York 11501

All inquiries should continue to be sent to the Variable Annuity Service Center (the “Service Center”) at:

6610 West Broad Street
Richmond, Virginia 23230

3

SUPPLEMENT DATED JULY 5, 2002 TO

PROSPECTUS DATED MAY 1, 2002 FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

THROUGH ITS GE CAPITAL LIFE SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Examples 3, 4, 5 and 6 on pages 16 through 22 of the prospectus are deleted and replaced with the following:

Example 3 reflects expenses with the Enhanced Payment Benefit, assumes you surrender* your contract at the end of the applicable period and assumes either Annuitant is age 70 or younger at issue.

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$97.81	$142.35	$189.54	$288.52
AIM V.I. Growth Fund — Series I Shares	98.11	143.25	191.03	291.47
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	97.81	142.35	189.54	288.52

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	98.51	144.44	193.02	295.39
Premier Growth Portfolio — Class B	102.20	155.43	211.20	330.84
Quasar Portfolio — Class B	101.30	152.77	206.81	322.35

Dreyfus

Dreyfus Investments Portfolios — Emerging Markets Portfolio — Initial Shares	109.24	176.18	245.11	394.96
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	97.11	140.25	186.05	281.60

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	97.91	142.65	190.04	289.51
Federated International Small Company Fund II	105.78	166.01	228.55	363.98

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	97.71	142.05	189.04	287.54
VIP Growth Portfolio — Service Class 2	98.61	144.74	193.52	296.37

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	98.71	145.04	194.01	297.34

1

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	$97.71	$142.05	$189.04	$287.54
VIP III Mid Cap Portfolio — Service Class 2	98.71	145.04	194.01	297.34

GE Investments Funds, Inc.

Income Fund	94.81	133.33	174.49	258.49
Mid-Cap Value Equity Fund	96.11	137.25	181.04	271.63
Money Market Fund	93.51	129.39	167.90	245.18
Premier Growth Equity Fund	96.01	136.95	180.54	270.62
S&P 500® Index Fund	93.20	128.48	166.37	242.08
Small-Cap Value Equity Fund	98.41	144.14	192.52	294.41
U.S. Equity Fund	95.11	134.23	176.01	261.54
Value Equity Fund	97.21	140.55	186.55	282.59

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	98.51	144.44	193.02	295.39
Balanced Portfolio — Service Shares	98.41	144.14	192.52	294.41
Capital Appreciation Portfolio — Service Shares	98.41	144.14	192.52	294.41
Global Life Sciences Portfolio — Service Shares	100.01	148.91	200.43	309.93
Global Technology Portfolio — Service Shares	98.81	145.34	194.51	298.32
Growth Portfolio — Service Shares	98.41	144.14	192.52	294.41
International Growth Portfolio — Service Shares	98.91	145.64	195.00	299.29
Worldwide Growth Portfolio — Service Shares	98.71	145.04	194.01	297.34

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	100.81	151.29	204.36	317.59
MFS® Investors Trust Series — Service Class Shares	100.71	150.99	203.87	316.64
MFS® New Discovery Series — Service Class Shares	102.30	155.73	211.68	331.78
MFS® Utilities Series — Service Class Shares	101.01	151.88	205.34	319.50

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	97.81	142.35	189.54	288.52
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	98.11	143.25	191.03	291.47

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	98.31	143.85	192.03	293.43
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	96.81	139.35	184.55	278.62
Long-Term U.S. Government Bond Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	95.81	136.34	179.54	268.61
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	95.81	136.34	179.54	268.61

Rydex Variable Trust

OTC Fund	103.79	160.15	218.95	345.73

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	99.91	148.62	199.94	0.00
Emerging Growth Portfolio — Class II Shares	99.41	147.13	197.47	0.00

*	surrender includes annuitization over a period of less than 5 years

2

Example 4 reflects expenses for the Enhanced Payment Benefit, assumes you annuitize at the end of the applicable period, or you do not surrender* and assumes each Annuitant is age 70 or younger at issue.
	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$25.81	$79.35	$135.54	$288.52
AIM V.I. Growth Fund — Series I Shares	26.11	80.25	137.03	291.47
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	25.81	79.35	135.54	288.52

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	26.51	81.44	139.02	295.39
Premier Growth Portfolio — Class B	30.20	92.43	157.20	330.84
Quasar Portfolio — Class B	29.30	89.77	152.81	322.35

Dreyfus

Dreyfus Investments Portfolios — Emerging Markets Portfolio — Initial Shares	37.24	113.18	191.11	394.96
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	25.11	77.25	132.05	281.60

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	25.91	79.65	136.04	289.51
Federated International Small Company Fund II	33.78	103.01	174.55	363.98

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	25.71	79.05	135.04	287.54
VIP Growth Portfolio — Service Class 2	26.61	81.74	139.52	296.37

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	26.71	82.04	140.01	297.34

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	25.71	79.05	135.04	287.54
VIP III Mid Cap Portfolio — Service Class 2	26.71	82.04	140.01	297.34

GE Investments Funds, Inc.

Income Fund	22.81	70.33	120.49	258.49
Mid-Cap Value Equity Fund	24.11	74.25	127.04	271.63
Money Market Fund	21.51	66.39	113.90	245.18
Premier Growth Equity Fund	24.01	73.95	126.54	270.62
S&P 500® Index Fund	21.20	65.48	112.37	242.08
Small-Cap Value Equity Fund	26.41	81.14	138.52	294.41
U.S. Equity Fund	23.11	71.23	122.01	261.54
Value Equity Fund	25.21	77.55	132.55	282.59

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	26.51	81.44	139.02	295.39
Balanced Portfolio — Service Shares	26.41	81.14	138.52	294.41
Capital Appreciation Portfolio — Service Shares	26.41	81.14	138.52	294.41
Global Life Sciences Portfolio — Service Shares	28.01	85.91	146.43	309.93
Global Technology Portfolio — Service Shares	26.81	82.34	140.51	298.32
Growth Portfolio — Service Shares	26.41	81.14	138.52	294.41

3

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

International Growth Portfolio — Service Shares	$26.91	$82.64	$141.00	$299.29
Worldwide Growth Portfolio — Service Shares	26.71	82.04	140.01	297.34

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	28.81	88.29	150.36	317.59
MFS® Investors Trust Series — Service Class Shares	28.71	87.99	149.87	316.64
MFS® New Discovery Series — Service Class Shares	30.30	92.73	157.68	331.78
MFS® Utilities Series — Service Class Shares	29.01	88.88	151.34	319.50

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	25.81	79.35	135.54	288.52
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	26.11	80.25	137.03	291.47

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	26.31	80.85	138.03	293.43
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	24.81	76.35	130.55	278.62
Long-Term U.S. Government Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	23.81	73.34	125.54	268.61
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	23.81	73.34	125.54	268.61

Rydex Variable Trust

OTC Fund	31.79	97.15	164.95	345.73

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	27.91	85.62	145.94	308.97
Emerging Growth Portfolio — Class II Shares	27.41	84.13	143.47	304.15

*	surrender includes annuitization over a period of less than 5 years

Example 5 reflects expenses without the Enhanced Payment Benefit, assumes you surrender* your contract at the end of the applicable period and assumes either Annuitant is over age 70 at issue.

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$80.31	$134.85	$183.03	$293.43
AIM V.I. Growth Fund — Series I Shares	80.61	135.74	184.52	296.37
AIM V.I. Premier Equity — Series I Shares (formerly, AIM V.I. Value Fund)	80.31	134.85	183.03	293.43

Alliance Variable Product Series Fund, Inc,

Growth and Income Portfolio — Class B	81.01	136.94	186.50	300.27
Premier Growth Portfolio — Class B	84.70	147.91	204.63	335.52
Quasar Portfolio — Class B	83.80	145.25	200.25	327.07

*	surrender includes annuitization over a period of less than 5 years

4

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	$91.73	$168.62	$238.45	$399.29
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	79.61	132.75	179.55	286.55

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	80.41	135.14	183.52	294.41
Federated International Small Company Fund II	88.27	158.47	221.93	368.48

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	80.21	134.55	182.53	292.45
VIP Growth Portfolio — Service Class 2	81.11	137.23	186.99	301.24

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	81.21	137.53	187.49	302.21

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	80.21	134.55	182.53	292.45
VIP III Mid Cap Portfolio — Service Class 2	81.21	137.53	187.49	302.21

GE Investments Funds, Inc.

Income Fund	77.31	125.84	168.02	263.57
Mid-Cap Value Equity Fund	78.61	129.75	174.55	276.63
Money Market Fund	76.01	121.91	161.44	250.32
Premier Growth Equity Fund	78.51	129.45	174.05	275.63
S&P 500® Index Fund	75.71	121.00	159.92	247.24
Small-Cap Value Equity Fund	80.91	136.64	186.00	299.29
U.S. Equity Fund	77.61	126.74	169.53	266.60
Value Equity Fund	79.71	133.05	180.04	287.54

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	81.01	136.94	186.50	300.27
Balanced Portfolio — Service Shares	80.91	136.64	186.00	299.29
Capital Appreciation Portfolio — Service Shares	80.91	136.64	186.00	299.29
Global Life Sciences Portfolio — Service Shares	82.51	141.40	193.89	314.73
Global Technology Portfolio — Service Shares	81.31	137.83	187.98	303.18
Growth Portfolio — Service Shares	80.91	136.64	186.00	299.29
International Growth Portfolio — Service Shares	81.41	138.13	188.47	304.15
Worldwide Growth Portfolio — Service Shares	81.21	137.53	187.49	302.21

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	83.30	143.77	197.81	322.35
MFS® Investors Trust Series — Service Class Shares	83.20	143.38	197.32	321.40
MFS® New Discovery Series — Service Class Shares	84.80	148.21	205.11	336.45
MFS® Utilities Series — Service Class Shares	83.50	144.36	198.78	324.24

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	80.31	134.85	183.03	293.43
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	80.61	135.74	184.52	296.37

5

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	$80.81	$136.34	$185.51	$298.32
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	79.31	131.85	178.05	283.59
Long-Term U.S. Government Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	78.31	128.85	173.05	273.63
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	78.31	128.85	173.05	273.63

Rydex Variable Trust

OTC Fund	86.29	152.62	212.36	350.33

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	82.41	141.10	193.40	0.00
Emerging Growth Portfolio — Class II Shares	81.91	139.62	190.94	0.00

Example 6 reflects expenses without the Enhanced Payment Benefit, assumes you annuitize at the end of the applicable period, or do not surrender* and assumes either Annuitant is over age 70 at issue.

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$26.31	$80.85	$138.03	$293.43
AIM V.I. Growth Fund — Series I Shares	26.61	81.74	139.52	296.37
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	26.31	80.85	138.03	293.43

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	27.01	82.94	141.50	300.27
Premier Growth Portfolio — Class B	30.70	93.91	159.63	335.52
Quasar Portfolio — Class B	29.80	91.25	155.25	327.07

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	37.73	114.62	193.45	399.29
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	25.61	78.75	134.55	286.55

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	26.41	81.14	138.52	294.41
Federated International Small Company Fund II	34.27	104.47	176.93	368.48

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	26.21	80.55	137.53	292.45
VIP Growth Portfolio — Service Class 2	27.11	83.23	141.99	301.24

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	27.21	83.53	142.49	302.21

*	surrender includes annuitization over a period of less than 5 years

6

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	$26.21	$80.55	$137.53	$292.45
VIP III Mid Cap Portfolio — Service Class 2	27.21	83.53	142.49	302.21

GE Investments Funds, Inc.

Income Fund	23.31	71.84	123.02	263.57
Mid-Cap Value Equity Fund	24.61	75.75	129.55	276.63
Money Market Fund	22.01	67.91	116.44	250.32
Premier Growth Equity Fund	24.51	75.45	129.05	275.63
S&P 500® Index Fund	21.71	67.00	114.92	247.24
Small-Cap Value Equity Fund	26.91	82.64	141.00	299.29
U.S. Equity Fund	23.61	72.74	124.53	266.60
Value Equity Fund	25.71	79.05	135.04	287.54

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	27.01	82.94	141.50	300.27
Balanced Portfolio — Service Shares	26.91	82.64	141.00	299.29
Capital Appreciation Portfolio — Service Shares	26.91	82.64	141.00	299.29
Global Life Sciences Portfolio — Service Shares	28.51	87.40	148.89	314.73
Global Technology Portfolio — Service Shares	27.31	83.83	142.98	303.18
Growth Portfolio — Service Shares	26.91	82.64	141.00	299.29
International Growth Portfolio — Service Shares	27.41	84.13	143.47	304.15
Worldwide Growth Portfolio — Service Shares	27.21	83.53	142.49	302.21

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	29.30	89.77	152.81	322.35
MFS® Investors Trust Series — Service Class Shares	29.20	89.48	152.32	321.40
MFS® New Discovery Series — Service Class Shares	30.80	94.21	160.11	336.45
MFS® Utilities Series — Service Class Shares	29.50	90.36	153.78	324.24

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	26.31	80.85	138.03	293.43
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	26.61	81.74	139.52	296.37

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	26.81	82.34	140.51	298.32
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	25.31	77.85	133.05	283.59
Long-Term U.S. Government Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	24.31	74.85	128.05	273.63
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	24.31	74.85	128.05	273.63

Rydex Variable Trust

OTC Fund	32.29	98.62	167.36	350.33

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	28.41	87.10	148.40	313.77
Emerging Growth Portfolio — Class II Shares	27.91	85.62	145.94	308.97

7

SUPPLEMENT DATED JUNE 3, 2002

TO THE PROSPECTUS DATED MAY 1, 2002

TO FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GE LIFE AND ANNUITY ASSURANCE COMPANY

THROUGH ITS GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective June 3, 2002, the second sentence of the “Principal Underwriter” provision of the “Distribution of the Contracts” section is amended as follows:

Capital Brokerage, a Washington corporation and an affiliate of ours, is located at  201 Merritt 7, PO Box 5005, Norwalk, Connecticut, 06856-5005.

1

GE Capital Life Separate Account II
Prospectus For The
Flexible Premium Variable Deferred Annuity Contract
Form NY1155 4/00

Issued by:
GE Capital Life Assurance Company of New York
125 Park Avenue, 6th Floor, New York, New York 10017-5529

Service Center
6610 West Broad Street
Richmond, VA 23230
(800) 313-5282

This prospectus gives details about the contract, the Separate Account and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

This Prospectus describes a flexible premium variable deferred annuity contract (the “contract”) for individuals and some qualified and nonqualified retirement plans. GE Capital Life Assurance Company of New York (the “Company,” “we,” “GE Capital Life,” “us,” or “our”) issues the contract.

The contract offers you the accumulation of contract value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the GE Capital Life Separate Account II (the “Separate Account”) invests in shares of portfolios of the underlying mutual funds listed below:
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
AIM V.I. Growth Fund — Series I Shares
AIM V.I. Premier Equity Fund (formerly, AIM V.I. Value Fund) — Series I Shares

Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
Premier Growth Portfolio — Class B
Quasar Portfolio — Class B

Dreyfus:
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares

Federated Insurance Series:
Federated High Income Bond Fund II* — Service Shares
Federated International Small Company Fund II

Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
VIP Growth Portfolio — Service Class 2

Fidelity Variable Insurance Products Funds II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
VIP III Mid Cap Portfolio — Service Class 2
GE Investments Funds, Inc.:
Income Fund
Mid-Cap Value Equity Fund
Money Market Fund
Premier Growth Equity Fund
S&P 500® Index Fund
Small-Cap Value Equity Fund
U.S. Equity Fund
Value Equity Fund
Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
Balanced Portfolio — Service Shares
Capital Appreciation Portfolio — Service Shares
Global Life Sciences Portfolio — Service Shares
Global Technology Portfolio — Service Shares
Growth Portfolio — Service Shares
International Growth Portfolio — Service Shares
Worldwide Growth Portfolio — Service Shares

MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
MFS® Investors Trust Series — Service Class Shares
MFS® New Discovery Series — Service Class Shares
MFS® Utilities Series — Service Class Shares
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA —Service Shares
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
High Yield Portfolio* (formerly, High Yield Bond Portfolio) — Administrative Class Shares
Long-Term U.S. Government Portfolio (formerly, Long-Term U.S. Government Bond Portfolio) — Administrative Class Shares
Total Return Portfolio (formerly, Total Return Bond Portfolio) — Administrative Class Shares

Rydex Variable Trust
OTC Fund

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares
Emerging Growth Portfolio — Class II Shares
* These portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Not all of these portfolios may be available in all markets.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

•	Is NOT a bank deposit

•	Is NOT FDIC insured

•	Is NOT insured or endorsed by a bank or any Federal government agency

•	MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the portfolios(s) you select. You bear the investment risk of investing in the portfolios.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional underlying mutual fund options managed by certain financial institutions or brokerage firms may be added to the Separate Account. These underlying mutual fund options may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated May 1, 2002, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at: 1-800-313-5282; or write us at: 6610 West Broad Street, Richmond, VA 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC’s website at: www.sec.gov.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is May, 2002.

Definitions

The following terms are used throughout the prospectus.

Accumulation Unit — An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant — The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date — The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract.

Annuity Unit — An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code — The Internal Revenue Code of 1986, as amended.

Contract Date — The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value — The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund — Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account — Assets of the Company other than those allocated to GE Life & Annuity Separate Account II or any other separate account of the Company.

Guarantee Account — Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

Separate Account — GE Capital Life Separate Account II, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate portfolio.

Service Center — The office to which all written and telephone inquiries concerning the contract or the portfolios of the Funds should be made: 6610 West Broad Street, Richmond, VA 23230, 1-800-313-5282. The term “we” may be used throughout this Prospectus in connection with calculations of Contract Value; in these instances, the term “we” has the same meaning as Service Center.

Subaccount — A division of the Separate Account which invests exclusively in shares of a designated portfolio of one of the Funds. Not all subaccounts may be available in all markets. Subaccount may be referred to as Investment Subdivision in the contract and/or marketing materials.

Surrender Value — The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, contract maintenance charge, any enhanced benefit charge and any surrender charge.

Valuation Day — Any day that the New York Stock Exchange is open for regular trading, except for days on which a portfolio does not value its shares.

Valuation Period — The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Day.

Expense Table

The following table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase this contract. The table reflects Separate Account charges and charges assessed against amounts you allocate to the Guarantee Account. For more complete descriptions of the various costs and charges involved, see the “Charges and Other Deductions” provision in this Prospectus, and the Fund prospectuses. Premium taxes may also apply, although they do not appear in the table.

Owner Transaction Expenses:	Without Enhanced Payment Benefit	With Enhanced Payment Benefit3

The maximum surrender charge (as a percentage of each purchase payment surrendered/withdrawn):	6%	8%

The surrender charge without the enhanced payment benefit is as follows:

Number of Full and Partially Completed Years Since We Received the Purchase Payment	Surrender Charge as a Percentage of the Surrendered or Withdrawn Purchase Payment

1	6%
2	6%
3	6%
4	6%
5	5%
6	4%
7 or more	0%

The surrender charge without the enhanced payment benefit is as follows:

Number of Full and Partially Completed Years Since We Received the Purchase Payment	Surrender Charge as a Percentage of the Surrendered or Withdrawn Purchase Payment

1	8%
2	8%
3	7%
4	7%
5	6%
6	5%
7	4%
8	2%
8 or more	0%

Transfer Charge1	$10

(for each transfer after the first in a calendar month)

Annual Expenses (effective annual rate of Separate Account charges as a percentage of the daily net asets of the Separate Acount):	Annuitant & Joint Annuitant Age 70 or Younger at Issue	Either Annuitant Over Age 70 at Issue

Mortality and Expense Risk Charge	1.30%	1.50%

Administrative Expense Charge	0.15%	0.15%

Total Annual Expenses	1.45%	1.65%

Other Annual Expenses:

Annual Contract Charge		$30	2

Optional Enhanced Payment Benefit (deducted daily as a percentage of Contract Value allocated to the Separate Account)3		0.15%

1	We reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month. We currently do not asses this charge.
2	We do not assess this charge if your Contract Value at the time the charge is due is more than $40,000.
3	If you elect the enhanced payment benefit, the surrender period will increase from 6 years to 8 years.

Portfolio Annual Expenses

Annual expenses of the portfolios of the Funds for the year ended December 31, 2001 as a percentage of each portfolio’s average net assets after any fee waivers and/or expense reimbursements, if applicable:
Portfolio	Management Fees	12b-1 Fees*	Service Share Fees**	Other Expenses	Total Annual Expenses

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	0.61%	—	—	0.24%	0.85%
AIM V.I. Growth Fund — Series I Shares	0.62%	—	—	0.26%	0.88%
AIM V.I. Premier Equity Fund (formerly, AIM Value Fund) — Series I Shares	0.60%	—	—	0.25%	0.85%

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	0.63%	0.25%	—	0.04%	0.92%
Premier Growth Portfolio — Class B	1.00%	0.25%	—	0.04%	1.29%
Quasar Portfolio — Class B	0.82%	0.25%	—	0.13%	1.20%

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Class Shares	—	—	—	2.00%	2.00%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Class Shares	0.75%	—	—	0.03%	0.78%

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	0.60%	—	0.10%	0.16%	0.86%
Federated International Small Company Fund II	0.00%	—	0.10%	1.55%	1.65%

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2 Shares	0.48%	0.25%	—	0.11%	0.84%
VIP Growth Portfolio — Service Class 2 Shares	0.58%	0.25%	—	0.10%	0.93%

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II ContraFund® Portfolio — Service Class 2 Shares	0.58%	0.25%	—	0.11%	0.94%

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2 Shares	0.48%	0.25%	—	0.11%	0.84%
VIP III Mid Cap Portfolio — Service Class 2 Shares	0.58%	0.25%	—	0.11%	0.94%

GE Investments Funds, Inc.

Income Fund	0.50%	—	—	0.05%	0.55%
Mid-Cap Value Equity Fund	0.65%	—	—	0.03%	0.68%
Money Market Fund	0.38%	—	—	0.04%	0.42%
Premier Growth Equity Fund	0.65%	—	—	0.02%	0.67%
S&P 500® Index Fund	0.35%	—	—	0.04%	0.39%
Small-Cap Value Equity Fund	0.80%	—	—	0.11%	0.91%
U.S. Equity Fund	0.55%	—	—	0.03%	0.58%
Value Equity Fund	0.65%	—	—	0.14%	0.79%

Portfolio	Management Fees	12b-1 Fees*	Service Share Fees**	Other Expenses	Total Annual Expenses

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	0.65%	0.25%	—	0.02%	0.92%
Balanced Portfolio — Service Shares	0.65%	0.25%	—	0.01%	0.91%
Capital Appreciation Portfolio — Service Shares	0.65%	0.25%	—	0.01%	0.91%
Global Life Sciences Portfolio — Service Shares	0.65%	0.25%	—	0.17%	1.07%
Global Technology Portfolio — Service Shares	0.65%	0.25%	—	0.05%	0.95%
Growth Portfolio — Service Shares	0.65%	0.25%	—	0.01%	0.91%
International Growth Portfolio — Service Shares	0.65%	0.25%	—	0.06%	0.96%
Worldwide Growth Portfolio — Service Shares	0.65%	0.25%	—	0.04%	0.94%

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series —Service Class Shares	0.75%	0.25%	—	0.15%	1.15%
MFS® Investors Trust Series — Service Class Shares	0.75%	0.25%	—	0.14%	1.14%
MFS® New Discovery Series — Service Class Shares	0.90%	0.25%	—	0.15%	1.30%
MFS® Utilities Series — Service Class Shares	0.75%	0.25%	—	0.17%	1.17%

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA —Service Shares	0.64%	0.15%	—	0.06%	0.85%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	0.68%	0.15%	—	0.05%	0.88%

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	0.25%	—	0.15%	0.50%	0.90%
High Yield Portfolio (formerly, High Yield Bond Portfolio) — Administrative Class Shares	0.25%	—	0.15%	0.35%	0.75%
Long-Term U.S. Government Portfolio (formerly, Long-Term U.S. Government Bond Portfolio) — Administrative Class Shares	0.25%	—	0.15%	0.25%	0.65%
Total Return Portfolio (formerly, Total Return Bond Portfolio) — Administrative Class Shares	0.25%	—	0.15%	0.25%	0.65%

Rydex Variable Trust

Rydex OTC Fund	0.75%	—	0.25%	0.45%	1.45%

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	0.60%	0.25%	—	0.21%	1.06%
Emerging Growth Portfolio — Class II Shares	0.70%	0.25%	—	0.06%	1.01%

*
The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios’ assets attributable to the contracts will be remitted to Capital Brokerage Corporation, the principal underwriter for the contracts.

**
The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing contracts investing in those portfolios. The portion of the Service Share fees assessed against the portfolios’ assets attributable to the contracts will be remitted to the Company.

1
Actual annual class operating expenses were lower because a portion of the brokerage commissions that the portfolio paid was used to reduce the portfolio’s expenses. In addition, through arrangements with the portfolio’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the portfolio’s custodian expenses. These offsets may be discontinued at any time.

Accordingly,	the actual total operating expenses were:
• VIP Equity-Income Portfolio — Service Class 2	0.83%
• VIP Growth Portfolio — Service Class 2	0.90%
• VIP II Contrafund® Portfolio — Service Class 2	0.90%
• VIP III Growth & Income Portfolio — Service Class 2	0.82%
• VIP III Mid Cap Portfolio — Service Class 2	0.88%

Some of the portfolios are subject to fee waivers and/or expense reimbursements. The following table shows what the expenses would have been for such portfolios without fee waivers and/or expense reimbursement.

Portfolio	Management fees	12b-1 Fees*	Service Share Fees**	Other Expenses	Total Annual Expenses

Alliance Variable Products Series Fund, Inc.

Quasar Portfolio — Class B	1.00%	0.25%	—	0.18%	1.43%

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Class Shares	1.25%	—	—	4.15%	5.40%

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	0.60%	0.25%	0.25%	0.16%	1.26%
Federated International Small Company Fund II	1.25%	0.25%	0.25%	3.79%	5.54%

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	0.75%	0.25%	—	0.17%	1.17%
MFS® Investors Trust Series — Service Class Shares	0.75%	0.25%	—	0.15%	1.15%
MFS® New Discovery Series — Service Class Shares	0.90%	0.25%	—	0.19%	1.34%
MFS® Utilities Series — Service Class Shares	0.75%	0.25%	—	0.18%	1.18%

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	0.25%	—	0.15%	0.51%	0.91%
High Yield Portfolio (formerly, High Yield Bond Portfolio) — Administrative Class Shares	0.25%	—	0.15%	0.36%	0.76%
Long-Term U.S. Government Portfolio (formerly, Long-Term U.S. Government Bond Portfolio) — Administrative Class Shares	0.25%	—	0.15%	0.26%	0.66%
Total Return Portfolio (formerly, Total Return Bond) — Administrative Class Shares	0.25%	—	0.15%	0.26%	0.66%

*
The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios’ assets attributable to the contracts will be remitted to Capital Brokerage Corporation, the principal underwriter for the contracts.

**
The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing contracts investing in those portfolios. The portion of the Service Share fees assessed against the portfolios’ assets attributable to the contracts will be remitted to the Company.

The expenses shown in the tables above are deducted by the portfolios before they provide us with the daily net asset value. We then deduct Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each portfolio. Information relating to the portfolios was provided by the portfolios and not independently verified by us.

OTHER CONTRACTS
We may offer other variable annuity contracts which also may invest in the same portfolios (or many of the same) of the Funds. These contracts may have different charges that could affect the value of the Subaccounts, and may offer different benefits more suitable to your needs. To obtain more information, contact your registered representative, or call (800) 313-5282.

EXAMPLES
The following examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expense may be more or less than those shown. The examples are based on the annual expenses of the portfolios for the year ended December 31, 2001 (shown above in Portfolio Annual Expenses).

The expenses, and therefore the examples, reflect certain fee waivers and expense reimbursements provided to some of the portfolios and assume they will continue for the periods shown. We cannot guarantee that these fee waivers and expense reimbursements will continue.

The examples show what an owner would pay assuming a $1,000 investment, a 5% annual return and no change in portfolio expenses.

(1)	A mortality and expense risk charge of 1.30%;

(2)	An administrative expense charge of 0.15%;

(3)	An annual contract charge of $30; and

(4)	A maximum charge of 0.15% of the Contract Value if the optional Enhanced Payment Benefit has been elected.

If either Annuitant is older than age 70 at the time the contract is issued, the applicable examples reflect the following contract charges:

(1)	A mortality and expense risk charge of 1.50%;

(2)	An administrative expense charge of 0.15%;

(3)	An annual contract charge of $30; and

(4)	A maximum charge of 0.15% of the Contract Value if the optional Enhanced Payment Benefit has been elected.

Deductions for the premium taxes are not reflected, but may apply.

*    *    *

Example 1 reflects expenses without the Enhanced Payment Benefit, assumes you surrender* your contract at the end of the applicable period and assumes each Annuitant is age 70 or younger at issue.

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$78.31	$128.85	$173.05	$273.63
AIM V.I. Growth Fund — Series I Shares	78.61	129.75	174.55	276.63
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	78.31	128.85	173.05	273.63

*	surrender includes annuitization over a period of less than 5 years

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	$79.01	$130.95	$176.55	$280.61
Premier Growth Portfolio — Class B	82.71	141.99	194.87	316.64
Quasar Portfolio — Class B	81.81	139.32	190.45	308.01

Dreyfus

Dreyfus Investments Portfolios — Emerging Markets Portfolio — Initial Shares	89.76	162.84	229.05	381.83
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	77.61	126.74	169.53	266.60

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	78.41	129.15	173.55	274.63
Federated International Small Company Fund II	86.29	152.62	212.36	350.33

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	78.21	128.55	172.55	272.63
VIP Growth Portfolio — Service Class 2	79.11	131.25	177.05	281.60

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	79.21	131.55	177.55	282.59

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	78.21	128.55	172.55	272.63
VIP III Mid Cap Portfolio — Service Class 2	79.21	131.55	177.55	282.59

GE Investments Funds, Inc.

Income Fund	75.30	119.78	157.88	243.11
Mid-Cap Value Equity Fund	76.61	123.72	164.48	256.46
Money Market Fund	74.00	115.83	151.24	229.58
Premier Growth Equity Fund	76.51	123.42	163.98	255.44
S&P 500® Index Fund	73.70	114.92	149.70	226.43
Small-Cap Value Equity Fund	78.91	130.65	176.05	279.62
U.S. Equity Fund	75.61	120.70	159.41	246.21
Value Equity Fund	77.71	127.04	170.03	267.60

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	79.01	130.95	176.55	280.61
Balanced Portfolio — Service Shares	78.91	130.65	176.05	279.62
Capital Appreciation Portfolio — Service Shares	78.91	130.65	176.05	279.62
Global Life Sciences Portfolio — Service Shares	80.51	135.44	184.02	295.39
Global Technology Portfolio — Service Shares	79.31	131.85	178.05	283.59
Growth Portfolio — Service Shares	78.91	130.65	176.05	279.62
International Growth Portfolio — Service Shares	79.41	132.15	178.55	284.58
Worldwide Growth Portfolio — Service Shares	79.21	131.55	177.55	282.59

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	81.31	137.83	187.98	303.18
MFS® Investors Trust Series — Service Class Shares	81.21	137.53	187.49	302.21
MFS® New Discovery Series — Service Class Shares	82.81	142.29	195.36	317.59
MFS® Utilities Series — Service Class Shares	81.51	138.43	188.97	305.11

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	$78.31	$128.85	$173.05	$273.63
Oppenheimer Main Street Growth & Income Fund/VA —Service Shares	78.61	129.75	174.55	276.63

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	78.81	130.35	175.55	278.62
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	77.31	125.84	168.02	263.57
Long-Term U.S. Government Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	76.31	122.82	162.96	253.39
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	76.31	122.82	162.96	253.39

Rydex Variable Trust

OTC Fund	84.30	146.73	202.68	331.78

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	80.41	135.14	183.52	0.00
Emerging Growth Portfolio — Class II Shares	79.91	133.65	181.04	0.00

Example 2 reflects expenses without the Enhanced Payment Benefit, assumes you annuitize at the end of the applicable period or do not surrender* and assumes each Annuitant is age 70 or younger at issue.

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$24.31	$74.85	$128.05	$273.63
AIM V.I. Growth Fund — Series I Shares	24.61	75.75	129.55	276.63
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	24.31	74.85	128.05	273.63

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	25.01	76.95	131.55	280.61
Premier Growth Portfolio — Class B	28.71	87.99	149.87	316.64
Quasar Portfolio — Class B	27.81	85.32	145.45	308.01

Dreyfus

Dreyfus Investments Portfolios — Emerging Markets Portfolio — Initial Shares	35.76	108.84	184.05	381.83
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	23.61	72.74	124.53	266.60

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	24.41	75.15	128.55	274.63
Federated International Small Company Fund II	32.29	98.62	167.36	350.33

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	24.21	74.55	127.55	272.63
VIP Growth Portfolio — Service Class 2	25.11	77.25	132.05	281.60

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	25.21	77.55	132.55	282.59

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	24.21	74.55	127.55	272.63
VIP III Mid Cap Portfolio — Service Class 2	25.21	77.55	132.55	282.59

GE Investments Funds, Inc.

Income Fund	21.30	65.78	112.88	243.11
Mid-Cap Value Equity Fund	22.61	69.72	119.48	256.46
Money Market Fund	20.00	61.83	106.24	229.58
Premier Growth Equity Fund	22.51	69.42	118.98	255.44
S&P 500® Index Fund	19.70	60.92	104.70	226.43
Small-Cap Value Equity Fund	24.91	76.65	131.05	279.62
U.S. Equity Fund	21.61	66.70	114.41	246.21
Value Equity Fund	23.71	73.04	125.03	267.60

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	25.01	76.95	131.55	280.61
Balanced Portfolio — Service Shares	24.91	76.65	131.05	279.62
Capital Appreciation Portfolio — Service Shares	24.91	76.65	131.05	279.62
Global Life Sciences Portfolio — Service Shares	26.51	81.44	139.02	295.39

*	surrender includes annuitization over a period of less than 5 years

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Global Technology Portfolio — Service Shares	$25.31	$77.85	$133.05	$283.59
Growth Portfolio — Service Shares	24.91	76.65	131.05	279.62
International Growth Portfolio — Service Shares	25.41	78.15	133.55	284.58
Worldwide Growth Portfolio — Service Shares	25.21	77.55	132.55	282.59

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	27.31	83.83	142.98	303.18
MFS® Investors Trust Series — Service Class Shares	27.21	83.53	142.49	302.21
MFS® New Discovery Series — Service Class Shares	28.81	88.29	150.36	317.59
MFS® Utilities Series — Service Class Shares	27.51	84.43	143.97	305.11

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	24.31	74.85	128.05	273.63
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	24.61	75.75	129.55	276.63

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	24.81	76.35	130.55	278.62
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	23.31	71.84	123.02	263.57
Long-Term U.S. Government Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	22.31	68.82	117.96	253.39
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	22.31	68.82	117.96	253.39

Rydex Variable Trust

OTC Fund	30.30	92.73	157.68	331.78

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	26.41	81.14	138.52	294.41
Emerging Growth Portfolio — Class II Shares	25.91	79.65	136.04	289.51

Example 3 reflects expenses with the Enhanced Payment Benefit, assumes you surrender* your contract at the end of the applicable period and assumes either Annuitant is age 70 or younger at issue.

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$97.81	$142.35	$189.54	$288.52
AIM V.I. Growth Fund — Series I Shares	98.11	143.25	191.03	291.47
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	97.81	142.35	189.54	288.52

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	98.51	144.44	193.02	295.39
Premier Growth Portfolio — Class B	102.20	155.43	211.20	330.84
Quasar Portfolio — Class B	101.30	152.77	206.81	322.35

Dreyfus

Dreyfus Investments Portfolios — Emerging Markets Portfolio — Initial Shares	109.24	176.18	245.11	394.96
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	97.11	140.25	186.05	281.60

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	97.91	142.65	190.04	289.51
Federated International Small Company Fund II	105.78	166.01	228.55	363.98

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	97.71	142.05	189.04	287.54
VIP Growth Portfolio — Service Class 2	98.61	144.74	193.52	296.37

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	98.71	145.04	194.01	297.34

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	97.71	142.05	189.04	287.54
VIP III Mid Cap Portfolio — Service Class 2	98.71	145.04	194.01	297.34

GE Investments Funds, Inc.

Income Fund	94.81	133.33	174.49	258.49
Mid-Cap Value Equity Fund	96.11	137.25	181.04	271.63
Money Market Fund	93.51	129.39	167.90	245.18
Premier Growth Equity Fund	96.01	136.95	180.54	270.62
S&P 500® Index Fund	93.20	128.48	166.37	242.08
Small-Cap Value Equity Fund	98.41	144.14	192.52	294.41
U.S. Equity Fund	95.11	134.23	176.01	261.54
Value Equity Fund	97.21	140.55	186.55	282.59

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	98.51	144.44	193.02	295.39
Balanced Portfolio — Service Shares	98.41	144.14	192.52	294.41
Capital Appreciation Portfolio — Service Shares	98.41	144.14	192.52	294.41
Global Life Sciences Portfolio — Service Shares	100.01	148.91	200.43	309.93

*	surrender includes annuitization over a period of less than 5 years

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Global Technology Portfolio — Service Shares	$98.81	$145.34	$194.51	$298.32
Growth Portfolio — Service Shares	98.41	144.14	192.52	294.41
International Growth Portfolio — Service Shares	98.91	145.64	195.00	299.29
Worldwide Growth Portfolio — Service Shares	98.71	145.04	194.01	297.34

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	100.81	151.29	204.36	317.59
MFS® Investors Trust Series — Service Class Shares	100.71	150.99	203.87	316.64
MFS® New Discovery Series — Service Class Shares	102.30	155.73	211.68	331.78
MFS® Utilities Series — Service Class Shares	101.01	151.88	205.34	319.50

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	97.81	142.35	189.54	288.52
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	98.11	143.25	191.03	291.47

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	98.31	143.85	192.03	293.43
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	96.81	139.35	184.55	278.62
Long-Term U.S. Government Bond Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	95.81	136.34	179.54	268.61
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	95.81	136.34	179.54	268.61

Rydex Variable Trust

OTC Fund	103.79	160.15	218.95	345.73

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	99.91	148.62	199.94	0.00
Emerging Growth Portfolio — Class II Shares	99.41	147.13	197.47	0.00

Example 4 reflects expenses for the Enhanced Payment Benefit, assumes you annuitize at the end of the applicable period, or you do not surrender* and assumes each Annuitant is age 70 or younger at issue.

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$25.81	$79.35	$135.54	$288.52
AIM V.I. Growth Fund — Series I Shares	26.11	80.25	137.03	291.47
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	25.81	79.35	135.54	288.52

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	26.51	81.44	139.02	295.39
Premier Growth Portfolio — Class B	30.20	92.43	157.20	330.84
Quasar Portfolio — Class B	29.30	89.77	152.81	322.35

Dreyfus

Dreyfus Investments Portfolios — Emerging Markets Portfolio — Initial Shares	37.24	113.18	191.11	394.96
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	25.11	77.25	132.05	281.60

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	25.91	79.65	136.04	289.51
Federated International Small Company Fund II	33.78	103.01	174.55	363.98

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	25.71	79.05	135.04	287.54
VIP Growth Portfolio — Service Class 2	26.61	81.74	139.52	296.37

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	26.71	82.04	140.01	297.34

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	25.71	79.05	135.04	287.54
VIP III Mid Cap Portfolio — Service Class 2	26.71	82.04	140.01	297.34

GE Investments Funds, Inc.

Income Fund	22.81	70.33	120.49	258.49
Mid-Cap Value Equity Fund	24.11	74.25	127.04	271.63
Money Market Fund	21.51	66.39	113.90	245.18
Premier Growth Equity Fund	24.01	73.95	126.54	270.62
S&P 500® Index Fund	21.20	65.48	112.37	242.08
Small-Cap Value Equity Fund	26.41	81.14	138.52	294.41
U.S. Equity Fund	23.11	71.23	122.01	261.54
Value Equity Fund	25.21	77.55	132.55	282.59

*	surrender includes annuitization over a period of less than 5 years

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	$26.51	$81.44	$139.02	$295.39
Balanced Portfolio — Service Shares	26.41	81.14	138.52	294.41
Capital Appreciation Portfolio — Service Shares	26.41	81.14	138.52	294.41
Global Life Sciences Portfolio — Service Shares	28.01	85.91	146.43	309.93
Global Technology Portfolio — Service Shares	26.81	82.34	140.51	298.32
Growth Portfolio — Service Shares	26.41	81.14	138.52	294.41
International Growth Portfolio — Service Shares	26.91	82.64	141.00	299.29
Worldwide Growth Portfolio — Service Shares	26.71	82.04	140.01	297.34

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	28.81	88.29	150.36	317.59
MFS® Investors Trust Series — Service Class Shares	28.71	87.99	149.87	316.64
MFS® New Discovery Series — Service Class Shares	30.30	92.73	157.68	331.78
MFS® Utilities Series — Service Class Shares	29.01	88.88	151.34	319.50

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	25.81	79.35	135.54	288.52
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	26.11	80.25	137.03	291.47

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	26.31	80.85	138.03	293.43
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	24.81	76.35	130.55	278.62
Long-Term U.S. Government Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	23.81	73.34	125.54	268.61
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	23.81	73.34	125.54	268.61

Rydex Variable Trust

OTC Fund	31.79	97.15	164.95	345.73

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	27.91	85.62	145.94	308.97
Emerging Growth Portfolio — Class II Shares	27.41	84.13	143.47	304.15

Example 5 reflects expenses without the Enhanced Payment Benefit, assumes you surrender* your contract at the end of the applicable period and assumes either Annuitant is over age 70 at issue.

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$80.31	$134.85	$183.03	$293.43
AIM V.I. Growth Fund — Series I Shares	80.61	135.74	184.52	296.37
AIM V.I. Premier Equity — Series I Shares (formerly, AIM V.I. Value Fund)	80.31	134.85	183.03	293.43

Alliance Variable Product Series Fund, Inc,

Growth and Income Portfolio — Class B	81.01	136.94	186.50	300.27
Premier Growth Portfolio — Class B	84.70	147.91	204.63	335.52
Quasar Portfolio — Class B	83.80	145.25	200.25	327.07

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	91.73	168.62	238.45	399.29
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	79.61	132.75	179.55	286.55

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	80.41	135.14	183.52	294.41
Federated International Small Company Fund II	88.27	158.47	221.93	368.48

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	80.21	134.55	182.53	292.45
VIP Growth Portfolio — Service Class 2	81.11	137.23	186.99	301.24

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	81.21	137.53	187.49	302.21

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	80.21	134.55	182.53	292.45
VIP III Mid Cap Portfolio — Service Class 2	81.21	137.53	187.49	302.21

GE Investments Funds, Inc.

Income Fund	77.31	125.84	168.02	263.57
Mid-Cap Value Equity Fund	78.61	129.75	174.55	276.63
Money Market Fund	76.01	121.91	161.44	250.32
Premier Growth Equity Fund	78.51	129.45	174.05	275.63
S&P 500® Index Fund	75.71	121.00	159.92	247.24
Small-Cap Value Equity Fund	80.91	136.64	186.00	299.29
U.S. Equity Fund	77.61	126.74	169.53	266.60
Value Equity Fund	79.71	133.05	180.04	287.54

*	surrender includes annuitization over a period of less than 5 years

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	$81.01	$136.94	$186.50	$300.27
Balanced Portfolio — Service Shares	80.91	136.64	186.00	299.29
Capital Appreciation Portfolio — Service Shares	80.91	136.64	186.00	299.29
Global Life Sciences Portfolio — Service Shares	82.51	141.40	193.89	314.73
Global Technology Portfolio — Service Shares	81.31	137.83	187.98	303.18
Growth Portfolio — Service Shares	80.91	136.64	186.00	299.29
International Growth Portfolio — Service Shares	81.41	138.13	188.47	304.15
Worldwide Growth Portfolio — Service Shares	81.21	137.53	187.49	302.21

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	83.30	143.77	197.81	322.35
MFS® Investors Trust Series — Service Class Shares	83.20	143.38	197.32	321.40
MFS® New Discovery Series — Service Class Shares	84.80	148.21	205.11	336.45
MFS® Utilities Series — Service Class Shares	83.50	144.36	198.78	324.24

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	80.31	134.85	183.03	293.43
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	80.61	135.74	184.52	296.37

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	80.81	136.34	185.51	298.32
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	79.31	131.85	178.05	283.59
Long-Term U.S. Government Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	78.31	128.85	173.05	273.63
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	78.31	128.85	173.05	273.63

Rydex Variable Trust

OTC Fund	86.29	152.62	212.36	350.33

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	82.41	141.10	193.40	0.00
Emerging Growth Portfolio — Class II Shares	81.91	139.62	190.94	0.00

Example 6 reflects expenses without the Enhanced Payment Benefit, assumes you annuitize at the end of the applicable period, or do not surrender* and assumes either Annuitant is over age 70 at issue

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$26.31	$80.85	$138.03	$293.43
AIM V.I. Growth Fund — Series I Shares	26.61	81.74	139.52	296.37
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	26.31	80.85	138.03	293.43

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	27.01	82.94	141.50	300.27
Premier Growth Portfolio — Class B	30.70	93.91	159.63	335.52
Quasar Portfolio — Class B	29.80	91.25	155.25	327.07

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio —Initial Shares	37.73	114.62	193.45	399.29
The Dreyfus Socially Responsible Growth Fund, Inc. —Initial Shares	25.61	78.75	134.55	286.55

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	26.41	81.14	138.52	294.41
Federated International Small Company Fund II	34.27	104.47	176.93	368.48

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	26.21	80.55	137.53	292.45
VIP Growth Portfolio — Service Class 2	27.11	83.23	141.99	301.24

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	27.21	83.53	142.49	302.21

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	26.21	80.55	137.53	292.45
VIP III Mid Cap Portfolio — Service Class 2	27.21	83.53	142.49	302.21

GE Investments Funds, Inc.

Income Fund	23.31	71.84	123.02	263.57
Mid-Cap Value Equity Fund	24.61	75.75	129.55	276.63
Money Market Fund	22.01	67.91	116.44	250.32
Premier Growth Equity Fund	24.51	75.45	129.05	275.63
S&P 500® Index Fund	21.71	67.00	114.92	247.24
Small-Cap Value Equity Fund	26.91	82.64	141.00	299.29
U.S. Equity Fund	23.61	72.74	124.53	266.60
Value Equity Fund	25.71	79.05	135.04	287.54

*	surrender includes annuitization over a period of less than 5 years.

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	$27.01	$82.94	$141.50	$300.27
Balanced Portfolio — Service Shares	26.91	82.64	141.00	299.29
Capital Appreciation Portfolio — Service Shares	26.91	82.64	141.00	299.29
Global Life Sciences Portfolio — Service Shares	28.51	87.40	148.89	314.73
Global Technology Portfolio — Service Shares	27.31	83.83	142.98	303.18
Growth Portfolio — Service Shares	26.91	82.64	141.00	299.29
International Growth Portfolio — Service Shares	27.41	84.13	143.47	304.15
Worldwide Growth Portfolio — Service Shares	27.21	83.53	142.49	302.21

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	29.30	89.77	152.81	322.35
MFS® Investors Trust Series — Service Class Shares	29.20	89.48	152.32	321.40
MFS® New Discovery Series — Service Class Shares	30.80	94.21	160.11	336.45
MFS® Utilities Series — Service Class Shares	29.50	90.36	153.78	324.24

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	26.31	80.85	138.03	293.43
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	26.61	81.74	139.52	296.37

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	26.81	82.34	140.51	298.32
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	25.31	77.85	133.05	283.59
Long-Term U.S. Government Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	24.31	74.85	128.05	273.63
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	24.31	74.85	128.05	273.63

Rydex Variable Trust

OTC Fund	32.29	98.62	167.36	350.33

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	28.41	87.10	148.40	313.77
Emerging Growth Portfolio — Class II Shares	27.91	85.62	145.94	308.97

Example 7 reflects expenses with the Enhanced Payment Benefit, assumes you surrender* your contract at the end of the applicable period and assumes either Annuitant is over age 70 at issue.

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$99.81	$148.32	$199.45	$308.01
AIM V.I. Growth Fund — Series I Shares	100.11	149.21	200.92	310.89
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	99.81	148.32	199.45	308.01

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	100.51	150.40	202.89	314.73
Premier Growth Portfolio — Class B	104.19	161.32	220.88	349.41
Quasar Portfolio — Class B	103.29	158.68	216.53	341.10

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	111.21	181.94	254.43	412.14
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	99.11	146.23	195.99	301.24

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	99.91	148.62	199.94	308.97
Federated International Small Company Fund II	107.76	171.84	238.05	381.83

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	99.71	148.02	198.95	307.04
VIP Growth Portfolio — Service Class 2	100.61	150.70	203.38	315.68

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	100.71	150.99	203.87	316.64

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	99.71	148.02	198.95	307.04
VIP III Mid Cap Portfolio — Service Class 2	100.71	150.99	203.87	316.64

GE Investments Funds, Inc.

Income Fund	96.81	139.35	184.55	278.62
Mid-Cap Value Equity Fund	98.11	143.25	191.03	291.47
Money Market Fund	95.51	135.44	178.03	265.59
Premier Growth Equity Fund	98.01	142.95	190.54	290.49
S&P 500® Index Fund	95.21	134.53	176.51	262.55
Small-Cap Value Equity Fund	100.41	150.10	202.40	313.77
U.S. Equity Fund	97.11	140.25	186.05	281.60
Value Equity Fund	99.21	146.53	196.49	302.21

*	surrender includes annuitization over a period of less than 5 years

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	$100.51	$150.40	$202.89	$314.73
Balanced Portfolio — Service Shares	100.41	150.10	202.40	313.77
Capital Appreciation Portfolio — Service Shares	100.41	150.10	202.40	313.77
Global Life Sciences Portfolio — Service Shares	102.00	154.84	210.22	328.96
Global Technology Portfolio — Service Shares	100.81	151.29	204.36	317.59
Growth Portfolio — Service Shares	100.41	150.10	202.40	313.77
International Growth Portfolio — Service Shares	100.91	151.59	204.85	318.55
Worldwide Growth Portfolio — Service Shares	100.71	150.99	203.87	316.64

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	102.80	157.21	214.11	336.45
MFS® Investors Trust Series — Service Class Shares	102.70	156.91	213.63	335.52
MFS® New Discovery Series — Service Class Shares	104.29	161.62	221.36	350.33
MFS® Utilities Series — Service Class Shares	103.00	157.79	215.08	338.32

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	99.81	148.32	199.45	308.01
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	100.11	149.21	200.92	310.89

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	100.31	149.81	201.91	312.81
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	98.81	145.34	194.51	298.32
Long-Term U.S. Government Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	97.81	142.35	189.54	288.52
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	97.81	142.35	189.54	288.52

Rydex Variable Trust

OTC Fund	105.78	166.01	228.55	363.98

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	101.90	154.55	209.74	0.00
Emerging Growth Portfolio — Class II Shares	101.40	153.07	207.30	0.00

Example 8 reflects expenses with the Enhanced Payment Benefit, assumes you annuitize at the end of the applicable period, or do not surrender* and assumes either Annuitant is over age 70 at issue.

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$27.81	$85.32	$145.45	$308.01
AIM V.I. Growth Fund — Series I Shares	28.11	86.21	146.92	310.89
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	27.81	85.32	145.45	308.01

Alliance Variable Product Series Fund, Inc.

Growth and Income Portfolio — Class B	28.51	87.40	148.89	314.73
Premier Growth Portfolio — Class B	32.19	98.32	166.88	349.41
Quasar Portfolio — Class B	31.29	95.68	162.53	341.10

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio —Initial Shares	39.21	118.94	200.43	412.14
The Dreyfus Socially Responsible Growth Fund, Inc. —Initial Shares	27.11	83.23	141.99	301.24

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	27.91	85.62	145.94	308.97
Federated International Small Company Fund II	35.76	108.84	184.05	381.83

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	27.71	85.02	144.95	307.04
VIP Growth Portfolio — Service Class 2	28.61	87.70	149.38	315.68

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	28.71	87.99	149.87	316.64

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	27.71	85.02	144.95	307.04
VIP III Mid Cap Portfolio — Service Class 2	28.71	87.99	149.87	316.64

GE Investments Funds, Inc.

Income Fund	24.81	76.35	130.55	278.62
Mid-Cap Value Equity Fund	26.11	80.25	137.03	291.47
Money Market Fund	23.51	72.44	124.03	265.59
Premier Growth Equity Fund	26.01	79.95	136.54	290.49
S&P 500® Index Fund	23.21	71.53	122.51	262.55
Small-Cap Value Equity Fund	28.41	87.10	148.40	313.77
U.S. Equity Fund	25.11	77.25	132.05	281.60
Value Equity Fund	27.21	83.53	142.49	302.21

*	surrender includes annuitization over a period of less than 5 years

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	$28.51	$87.40	$148.89	$314.73
Balanced Portfolio — Service Shares	28.41	87.10	148.40	313.77
Capital Appreciation Portfolio — Service Shares	28.41	87.10	148.40	313.77
Global Life Sciences Portfolio — Service Shares	30.00	91.84	156.22	328.96
Global Technology Portfolio — Service Shares	28.81	88.29	150.36	317.59
Growth Portfolio — Service Shares	28.41	87.10	148.40	313.77
International Growth Portfolio — Service Shares	28.91	88.59	150.85	318.55
Worldwide Growth Portfolio — Service Shares	28.71	87.99	149.87	316.64

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	30.80	94.21	160.11	336.45
MFS® Investors Trust Series — Service Class Shares	30.70	93.91	159.63	335.52
MFS® New Discovery Series — Service Class Shares	32.29	98.62	167.36	350.33
MFS® Utilities Series — Service Class Shares	31.00	94.79	161.08	338.32

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	27.81	85.32	145.45	308.01
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	28.11	86.21	146.92	310.89

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	28.31	86.81	147.91	312.81
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	26.81	82.34	140.51	298.32
Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)	25.81	79.35	135.54	288.52
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	25.81	79.35	135.54	288.52

Rydex Variable Trust

OTC Fund	33.78	103.01	174.55	363.98

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	29.90	91.55	155.74	328.02
Emerging Growth Portfolio — Class II Shares	29.40	90.07	153.30	323.29

The Funds supplied all of the figures provided under the heading Portfolio Annual Expenses and part of the data used to produce the figures in the examples. We have not independently verified this information.

Synopsis

What type of contract am I buying?    The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified (“Qualified Contract”) under the Code, or as a contract that is not qualified under the Code (“Non-Qualified Contract”).This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See “The Contract” provision in this prospectus.

How does the contract work?    Once we approve your application, we will issue a contract to you. During the accumulation period, while you are paying in, you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract) we will convert your Accumulation Units to Annuity Units. You can choose a fixed or variable income payment. If you choose variable income payments we will base your periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on that Valuation Day. See “The Contract” provision in this prospectus.

What is the Separate Account?    The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See “The Separate Account” provision of this prospectus.

What is the Enhanced Payment Benefit?    When you apply for the contract, you may elect the enhanced payment benefit. Once you elect the benefit, you cannot cancel it. If you elect the enhanced payment benefit, we will add a percentage of each purchase payment you make to your Contract Value. There are charges for this benefit. See the “Charges and Other Deductions” and the “Enhanced Payment Benefit” provisions.

What are my variable investment choices?    Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more portfolios of the Funds. In turn, each portfolio holds securities consistent with its own particular investment objective. See “The Separate Account — Subaccounts” provision.

What is the Guarantee Account?    We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

What charges are associated with this contract?    Should you withdraw Contract Value before your purchase payments have been in your contract for six years and you have not elected the Enhanced Payment Benefit, we will assess a surrender charge of anywhere from 0% to 6%, depending upon how many full years those payments have been in the contract. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may waive the surrender charge in certain circumstances. See the “Surrender Charge” provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.45% (1.65% for contracts where either Annuitant was older than age 70 at issue) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30% (1.50% where either Annuitant was older than age 70 at issue). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is due. We also charge for the optional Enhanced Payment Benefit. For a complete discussion of all charges associated with the contract, see the “Charges and Other Deductions” provision of this prospectus.

If a premium tax applies to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the “Charges and Other Deductions” and the “Deductions for Premium Taxes” provisions of this prospectus.

If you elect the enhanced payment benefit we will assess an asset based charge at an effective annual rate of 0.15% against the daily net asset value of your Contract Value in the Separate Account. In addition, should you withdraw Contract Value before your purchase payments have been in your contract for eight years, we will assess a surrender charge of anywhere from 0% to 8%, depending upon how many full years those payments have been in the contract.

There are also expenses associated with the portfolios. These include management fees and other expenses associated with the daily operation of each portfolio as well as 12b-1 fees, if applicable. See the “Portfolio Annual Expenses” provisions of this prospectus. These expenses are more fully described in the prospectus for each portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the “Distribution of the Contracts” provision of this prospectus.

How much must I pay, and how often?    Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are completely flexible. See “The Contract — Purchase Payments” provision of this prospectus.

How will my income payments be calculated?    We will pay you a monthly income beginning on the Annuity Commencement Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on Contract Value and other factors. See the “Income Payments” provision of this prospectus.

What happens if an Annuitant dies before the Annuity Commencement Date? Before the Annuity Commencement Date, if any Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole Owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See “The Death Benefit” provision of this prospectus.

May I transfer Contract Value among portfolios and to and from the Guarantee Account?    Yes, but there may be limits on how often you may do so. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers from the Guarantee Account to the Subaccounts or to the Guarantee Account from the Subaccounts may be subject to certain restrictions. See “The Contract — Transfers Before the Annuity Commencement Date” and the “Income Payments — Transfers After the Annuity Commencement Date” provisions of this prospectus.

May I surrender the contract or take partial withdrawals?    Yes, subject to contract requirements and to restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% penalty tax. A surrender or a partial withdrawal may also be subject to withholding. See the “Federal Tax Matters” provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See “The Death Benefit” provision of this prospectus.

Do I get a free look at this contract?    Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus, or to your agent, and have us cancel the contract within ten days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

(i)
if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

(ii)
if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the “Return Privilege” provison of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the portfolios may have deducted) on or before the date we received the returned contract.

When are my allocations effective?    Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the portfolios you choose.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

Funds	Accumulation Unit Values as of 1/02/02	Accumulation Unit Values as of 12/31/01	No. of Units as of 12/31/01

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$8.93	$8.92	4,333
AIM V.I. Growth Fund — Series I Shares	8.75	8.75	4,761
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	9.06	9.06	14,343

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	9.30	9.29	32,844
Premier Growth Portfolio — Class B	8.87	8.85	20,916
Quasar Portfolio — Class B	9.31	9.39	386

Dreyfus

Dreyfus Investment Portfolios Emerging Markets Portfolio — Initial Shares	9.85	9.82	245
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	8.70	8.63	1,048

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	9.64	9.59	2,238
Federated International Small Company Fund II	7.90	7.83	30

Fidelity Variable Insurance Product (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	9.25	9.24	16,406
VIP Growth Portfolio — Service Class 2	8.94	8.89	6,389

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	9.38	9.44	3,048

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	9.56	9.49	4,205
VIP III Mid Cap Portfolio — Service Class 2	10.13	10.21	9,631

GE Investments Funds, Inc.

Mid-Cap Value Equity Fund	9.51	9.54	9,068
Money Market Fund	1.01	1.01	108,666
Premier Growth Equity Fund	9.34	9.31	2,290
S&P 500® Index Fund	9.22	9.17	24,366
Small-Cap Value Equity Fund	10.64	10.74	9,466
U.S. Equity Fund	9.26	9.24	2,014
Value Equity Fund	9.19	9.17	2,533

Funds	Accumulation Unit Values as of 1/02/02	Accumulation Unit Values as of 12/31/01	No. of Units as of 12/31/01

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	$7.83	$7.87	4,528
Balanced Portfolio — Service Shares	9.69	9.72	33,503
Capital Appreciation Portfolio — Service Shares	8.58	8.58	3,985
Global Life Sciences Portfolio — Service Shares	10.07	10.19	1,137
Global Technology Portfolio — Service Shares	8.01	7.93	2,389
Growth Portfolio — Service Shares	8.13	8.11	4,940
International Growth Portfolio — Service Shares	8.54	8.55	1,742
Worldwide Growth Portfolio — Service Shares	8.52	8.54	2,421

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	8.67	8.68	2,249
MFS® Investors Trust Series — Service Class Shares	9.02	9.00	2,238
MFS® New Discovery Series — Service Class Shares	9.72	9.70	428
MFS® Utilities Series — Service Class Shares	7.95	7.91	4,890

Oppenheimer Variable Account Funds

Global Securities Fund/VA — Service Shares	9.38	9.41	3,283
Main Street Growth & Income Fund/VA — Service Shares	9.23	9.21	12,321

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	10.38	10.35	1,017
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	10.03	10.04	5,392
Long-Term U.S. Government Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	10.51	10.67	12,309
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	10.52	10.56	13,530

Rydex Variable Trust

OTC Fund	8.76	8.59	308

The GE Investments Funds, Inc. — Income Fund, the Van Kampen Life Investment Trust Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust Emerging Growth Portfolio — Class II Shares were added to the Separate Account on May 1, 2002. Therefore no Condensed Financial Information is available.

Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher.

Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the portfolios, the portfolios’ charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract (including the mortality and expense risk charge, the administrative expense charge, and the annual contract charge. Surrender charges and the charge for the optional enhanced payment benefit will be reflected, if applicable.) Premium taxes are not reflected in any of the calculations, but may apply. See the Appendix and the Statement of Additional Information for more information.

Financial Statements

The financial statements for the Company and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC’s website at  http://www.sec.gov.

The Company

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We are ultimately an indirect subsidiary of General Electric Capital Corporation (“GE Capital”), a New York corporation that is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital is owned by General Electric Capital Services, Inc. which is in turn owned by General Electric Company.

We are licensed solely in New York and Delaware and specialize in writing individual fixed-rate deferred annuities, fixed payout immediate annuities, variable life insurance, and variable deferred annuities.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.

We are a charter member of the Insurance Marketplace Standards Association (“IMSA”). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA’s Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

The Separate Account currently has multiple Subaccounts available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds described below. We allocate net purchase payments in accordance with your instructions among up to 10 of the Subaccounts available under the contract.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS
There is a separate Subaccount which corresponds to each portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate net purchase payments. You may change your allocation without penalty or charges.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing a Subaccount in which to allocate your net purchase payments and assets, carefully read the prospectus for each portfolio, along with this prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet their objectives. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS	You may allocate purchase payments to up to 10 Subaccounts plus the Guarantee Account at any one time.

	Subaccount Investing In:	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

AIM VARIABLE INSURANCE FUNDS	AIM V.I. Capital Appreciation Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	AIM V.I. Growth Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	AIM V.I. Premier Equity Fund (formerly, AIM V.I. Value Fund) —Series I Shares	Seeks to achieve long-term growth of capital. Income is a secondary objective.	A I M Advisors, Inc.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.	Growth and Income Portfolio —Class B
Seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio may also invest in fixed-income securities and convertible securities.
Alliance Capital Management, L.P.

	Premier Growth Portfolio —Class B	Seeks growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high quality U.S. companies judged likely to achieve superior earnings.	Alliance Capital Management, L.P.

Quasar Portfolio — Class B
Seeks growth of capital by pursuing aggressive investment policies. This portfolio invests based upon the potential for capital appreciation and only incidentally for current income. The investment policies are aggressive.
Alliance Capital Management, L.P.

	Subaccount Investing In:	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

DREYFUS	Dreyfus Investment Portfolios —Emerging Markets Portfolio —Initial Shares
A non-diversified1 portfolio seeking long-term capital growth by typically investing at least 80% of its assets in the stocks of companies organized, or with a majority of its assets or business, in emerging market countries.
The Dreyfus Corporation

The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
Seeks to provide capital growth, with current income as a secondary goal. The portfolio pursues this goal by investing primarily in the common stock of companies that in the opinion of the portfolio’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.
The Dreyfus Corporation

FEDERATED INSURANCE SERIES	Federated High Income Bond Fund II — Service Class
Seeks high current income. The portfolio seeks to achieve its objective by investing primarily in a diversified portfolio of professionally managed fixed-income securities. The fixed-income securities in which the portfolio intends to invest are lower-rated corporate debt obligations, commonly referred to as “junk bonds.” The risks of these securities and their high yield potential are described in the prospectus for the Federated Insurance Series, which should be read carefully before investing.
Federated Investment Management Company

Federated International Small Company Fund II
Seeks to provide long-term growth of capital. The portfolio pursues this objective by investing at least 65% of its assets in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less.
Federated Global Investment Management Corp.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (‘‘VIP’’ )	VIP Equity-Income Portfolio — Service Class 2
Seeks reasonable income and will consider the potential for capital appreciation. The portfolio also seeks a yield, which exceeds the composite yield on the securities comprising the S&P 500 by investing primarily in income-producing equity securities and by investing in domestic and foreign issuers.
Fidelity Management & Research Company; (subadvised by FMR Co., Inc.)

1
A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Subaccount Investing In:	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	VIP Growth Portfolio — Service Class 2	Seeks capital appreciation by investing primarily in common stocks of companies believed to have above-average growth potential.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (‘‘VIP II’’)	VIP II Contrafund® Portfolio — Service Class 2
Seeks long-term capital appreciation by investing mainly in common stocks and in securities of companies whose value is believed to have not been fully recognized by the public. This portfolio invests in domestic and foreign issuers. This portfolio also invests in “growth” stocks, “value” stocks, or both.
Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited; FMR Co., Inc.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (‘‘VIP III’’)	VIP III Growth & Income Portfolio — Service Class 2
Seeks high total return through a combination of current income and capital appreciation by investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited; FMR Co., Inc.)

	VIP III Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital by investing primarily in common stocks and at least 80% of total assets in securities of companies with medium market capitalizations.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.), Inc. and Fidelity Management & Research Far East Inc.)

GE INVESTMENTS FUNDS, INC.	Income Fund
Seeks to provide maximum income consistent with prudent investment management and preservation of capital by investing primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds. U.S. Government securities, and money market instruments.
GE Asset Management Incorporated

Mid-Cap Value Equity Fund
Seeks to provide long-term growth of capital and future income by investing primarily in equity securities of mid-cap companies that the investment adviser believes are undervalued by the market and have above-average growth potential.
GE Asset Management Incorporated

Money Market Fund
Seeks to provide a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing in various types of U.S. dollar denominated short-term money market instruments.
GE Asset Management Incorporated

	Subaccount Investing In:	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

Premier Growth Equity Fund
Seeks to provide long-term growth of capital and future income rather than current income by investing primarily in a limited number of equity securities of large and medium-sized companies that have above-average growth histories and/or growth potential.
GE Asset Management Incorporated

S&P 500® Index Fund2
Seeks to provide growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor’s 500 Composite Stock Price Index through investment in common stocks comprising that Index.
GE Asset Management Incorporated (subadvised by SSgA Funds Management, Inc.)

Small-Cap Value Equity Fund
Seeks to provide long-term growth of capital by investing primarily in a portfolio of equity securities of small-capitalization companies traded on U.S. securities exchanges or in the U.S. over-the-counter markets. The portfolio defines a small-cap company as one with a market capitalization within the capitalization range of the Russell 2000 Index.
GE Asset Management Incorporated (subadvised by Palisade Capital Management, L.L.C.)

	U.S. Equity Fund	Seeks to provide long-term growth of capital through investments primarily in equity securities of U.S. companies.	GE Asset Management Incorporated

Value Equity Fund
Seeks to provide long-term growth of capital and future income by investing primarily in equity securities of companies with large sized market capitalizations that the investment adviser considers to be undervalued by the market.
GE Asset Management Incorporated

JANUS ASPEN SERIES	Aggressive Growth Portfolio — Service Shares	A non-diversified1 portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Balanced Portfolio — Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC

	Capital Appreciation Portfolio — Service Shares	A non-diversified1 portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Global Life Sciences Portfolio — Service Shares	A non-diversified1 portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

[1]
A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

[2]
“Standard & Poor’s,” “S&P,” and “S&P 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500® Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

	Subaccount Investing In:	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	Global Technology Portfolio — Service Shares	A non-diversified1 portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Growth Portfolio — Service Shares	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

	International Growth Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

	Worldwide Growth Portfolio — Service Shares	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

MFS® VARIABLE INSURANCE TRUST	MFS® Investors Growth Stock Series — Service Class Shares
Seeks to provide long-term growth of capital and future income rather than current income. The portfolio pursues this objective by investing, at least 80% of its total assets in common stocks and related securities, of companies MFS® believes offer better than average prospects for long-term growth.
Massachusetts Financial Services Company (“MFS®”)

MFS® Investors Trust Series — Service Class Shares
Seeks to provide long-term growth of capital and secondarily to provide reasonable current income. The portfolio pursues this objective by investing, under normal market conditions, at least 65% of its total net assets in common stocks and related securities. This series will also seek to generate gross income equal to approximately 90% of the dividend yield on the Standard & Poor’s 500 Composite Index.
Massachusetts Financial Services Company (“MFS®”)

	MFS® New Discovery Series — Service Class Shares	Seeks capital appreciation. The portfolio pursues this objective by investing at least 65% of its net assets in equity securities of emerging growth companies.	Massachusetts Financial Services Company (“MFS®”)

MFS® Utilities Series — Service Class Shares
Seeks capital growth and current income. The portfolio pursues this objective by investing at least 80% of its total assets in equity and debt securities of domestic and foreign companies in the utilities industry.
Massachusetts Financial Services Company (“MFS®”)

1
A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Subaccount Investing In:	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

OPPENHEIMER VARIABLE ACCOUNT FUNDS	Oppenheimer Global Securities Fund/VA — Service Shares
Seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities. The portfolio invests mainly in common stocks of U.S. and foreign issuers.
OppenheimerFunds, Inc.

	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Seeks high total return, which includes growth in the value of its shares as well as current income, from equity and debt securities. The portfolio invests mainly in common stocks of U.S. companies.	OppenheimerFunds, Inc.

PIMCO VARIABLE INSURANCE TRUST	Foreign Bond Portfolio — Administrative Class Shares
A non-diversified1 portfolio seeking to maximize total return, consistent with preservation of capital and prudent investment management. The portfolio primarily invests in intermediate maturity hedged non-U.S. fixed income securities.
Pacific Investment Management Company LLC

High Yield Portfolio (formerly, High Yield Bond Portfolio) — Administrative Class Shares
Seeks to maximize total return, consistent with preservation of capital and prudent investment management. The portfolio primarily invests in higher yielding fixed income securities (also known as “junk bonds”).
Pacific Investment Management Company LLC

	Long-Term U.S. Government Portfolio (formerly, Long-Term U.S. Government Bond Portfolio) — Administrative Class Shares	Seeks to maximize total return, consistent with the preservation of capital and prudent investment management. The portfolio primarily invests in long-term maturity fixed income securities.	Pacific Investment Management Company LLC

	Total Return Portfolio (formerly, Total Return Bond Portfolio) — Administrative Class Shares	Seeks to maximize total return consistent with preservation of capital and prudent investment management. The portfolio primarily invests in intermediate maturity fixed income securities.	Pacific Investment Management Company LLC

RYDEX VARIABLE TRUST	OTC Fund3
A non-diversified1 portfolio that seeks to provide investment results that correspond to a benchmark for over-the-counter securities by investing primarily in securities of companies included in NASDAQ 100 Index™.
Rydex Global Advisors

1
A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

3	The NASDAQ 100 Index™ is an unmanaged index that is a widely recognized indicator of OTC Market performance.

	Subaccount Investing In:	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

VAN KAMPEN LIFE INVESTMENT TRUST	Comstock Portfolio — Class II Shares
The portfolio’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Van Kampen Asset Management Inc.

	Emerging Growth Portfolio — Class II Shares	The portfolio’s investment objective is to seek capital appreciation.	Van Kampen Asset Management Inc.

We will purchase shares of the portfolios at net asset value and direct the shares to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay the death benefits, surrender or partial surrender proceeds to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the portfolios for additional information.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

We will also receive Service Share fees from certain of the portfolios. These fees are deducted from portfolio assets attributable to the Contracts, and are for the administrative services we provide to those portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the contracts, will receive 12b-1 fees deducted from certain portfolio assets attributable to the contracts for providing distribution and shareholder support services to some of the portfolios. Because the Service Share fees and 12b-1 fees are paid out of a portfolio’s assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNTS
We reserve the right, within the law, to make additions, deletions and substitutions for the portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of contracts. No substitution or deletion will be made to the contract without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event such registration is no longer required; manage the Separate Account under the direction of a committee or in any other form; or combine the Separate Account with our other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account, and we may create new separate accounts.

The Guarantee Account

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the “1933 Act”), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account are subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

You may allocate some or all of your purchase payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your Contract. See the “Charges and Other Deductions” provision of this prospectus.

Each time you allocate your purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period (“30 day window”) of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See “Transfers Before the Annuity Commencement Date” provision of this prospectus. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period’s interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a dollar-cost averaging program than would otherwise be credited if not participating in a dollar-cost averaging program. See the “Dollar-Cost Averaging” provision of this prospectus.) Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contract our Service Center to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. You do not pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the “Distribution of the Contracts” provision of this prospectus, for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

•	processing applications for and issuing the contracts;

•	maintaining records;

•	administering annuity payouts;

•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

•	reconciling and depositing cash receipts;

•	providing contract confirmations and periodic statements;

•	providing toll-free inquiry services; and

•	furnishing telephone and internet transaction services.

The risks we assume include:

•	the risk that the death benefit will be greater than the Surrender Value;

•
the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and

•	the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES
SURRENDER CHARGE
We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payments and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge without the enhanced payment benefit is as follows:

Number of full and partially completed years since we received the purchase payment	Surrender charge as a percentage of the surrendered or withdrawn purchase payment

1	6%
2	6%
3	6%
4	6%
5	5%
6	4%
7 or more	0%

The surrender charge without the enhanced payment benefit is as follows:

Number of full and partially completed years since we received the purchase payment	Surrender charge as a percentage of the surrendered or withdrawn purchase payment

1	8%
2	8%
3	7%
4	7%
5	6%
6	5%
7	4%
8	2%
8 or more	0%

We do not assess the surrender charge on surrenders or partial withdrawals:

•	on amounts representing gain (as defined below);

•	on free withdrawal amounts (as defined below);

•
taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), Optional Payment Plan 3 (with a payment period of at least 5 years based on guaranteed interest), or Optional Payment Plan 5.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a)	is the Contract Value on the Valuation Day we receive your withdrawal or surrender request;

(b)	is the total of any withdrawals including surrender charges previously taken;

(c)	is the total of purchase payments made; and

(d)	is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to 10% of your total purchase payments each contract year without a surrender charge (the “free withdrawal amount”). We will deduct amounts surrendered first from any gain in the contracts and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, Optional Payment Plan 3 (Income of a Definite Amount) with a payment period of at least 5 years based on guaranteed interest, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the “Optional Payment Plans” provision of this prospectus.

DEDUCTIONS FROM THE SEPARATE ACCOUNT
We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% (1.65% where either Annuitant is older than age 70 at issue) of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30% (1.50% for contracts where either Annuitant is older than age 70 at issue). These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

ANNUAL CONTRACT CHARGE
We will deduct a charge of $30 annually from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contracts. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we make the charge. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account. Other allocation methods may be available upon request.

OPTIONAL ENHANCED PAYMENT CHARGE	We charge for the optional enhanced payment benefit. We will deduct the enhanced payment charge daily, at an effective annual rate of 0.15% of the daily net asset value in the Separate Account.

DEDUCTIONS FOR PREMIUM TAXES
We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments.)

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND DEDUCTIONS	Each portfolio incurs certain fees and expenses. To pay for these expenses the portfolio makes deductions from its assets. The deductions are described more fully in each portfolio’s prospectus.

In addition, we reserve the right to impose a charge of up to $10 for transfers for each transfer after the first in a calendar month. This charge is at our cost with no profit to us.

ADDITIONAL INFORMATION
We may reduce or eliminate the administrative expense and surrender charges described previously for any particular contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with:

(1)	the use of mass enrollment procedures;

(2)	the performance of administrative or sales functions by the employer;

(3)	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees; or

(4)	any other circumstances which reduce distribution or administrative expenses.

We will state the exact amount of administrative expense and surrender charges applicable to a particular contract in that contract.

We may also reduce charges and/or deductions for sales of the contracts to registered representatives who sell the contracts to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Contract

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits). We will include any such differences in your contract.

PURCHASE OF THE CONTRACT
If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the “Distribution of the Contracts” provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day they are received.

To apply for a contract, you must be of legal age and eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this contract through a qualified plan, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a Tax-Free “Section 1035” Exchange.     Section 1035 of the Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you.

The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP
As Owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. According to New York law, the assets of the Separate Account are held for the exclusive benefit of all Owners and their designated beneficiaries.

Two persons may apply for a contract as Joint Owners. Joint Owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except of ownership changes. Joint Owners also have the right of survivorship. This means if a Joint Owner dies, his or her interest in the contract passes to the surviving Owner. You must have our approval to add a Joint Owner after we issue the contract. We may require additional information if Joint Ownership is requested after the contract is issued.

During the Annuitant(s) life, you can change any non-natural Owner to another non-natural Owner.

•
your Annuity Commencement Date to any date at least ten years after your last purchase payment (however, the Annuity Commencement Date cannot be a date later than the contract anniversary on which the Annuitant, or younger of the Joint Annuitants, reaches age 90, unless we approve a later date);

•	your optional payment plan;

•	the allocation of your investment among the Subaccounts and/or the Guarantee Account; and

•
the Owner, Joint Owner, primary beneficiary, and contingent beneficiary upon written notice to the Service Center if you reserved this right and the Annuitant is living. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. If you change your beneficiary, your plan selection will no longer be in effect unless you request that it continue.

ASSIGNMENT
An Owner of a non-qualified contract may assign some or all of his or her rights under the contract. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

IRAs and Tax Sheltered Annuity contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PURCHASE PAYMENTS
You may make purchase payments at any frequency and in any amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 (or $2,000 if your contract is an IRA Contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 in the case of certain bank drafts), $50 for IRA Contracts and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD
We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern time) for each day the New York Stock Exchange is open except for days on which a portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS
We place net purchase payments into the Subaccounts, each of which invests in shares of a corresponding portfolio, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to 10 Subaccounts plus the Guarantee Account at any one time. The percentage of any purchase payment which you can put into any one Subaccount or guarantee period must be a whole percentage and not less than $100.

Upon allocation to the appropriate Subaccounts, we convert net purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center if received before 4:00 p.m., Eastern time. If we receive the additional purchase payment at or after 4:00 p.m, Eastern time, we will use the Accumulation Unit value computed on the next Valuation Day. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio’s investments perform, but also upon the charges of the Separate Account and the fees and expenses of the portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any purchase payments made after we receive notice of the change.

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation
Units as of the end of the Valuation Period in which we receive notice or Instructions with regard to the partial withdrawal, surrender or payment of a death benefit.

VALUATION OF ACCUMULATION UNITS
We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the portfolios because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any “ex-dividend” date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution. Also, we take into account a per share charge or credit for any taxes reserved which we determine to have resulted from the operations of the Subaccount.

OPTIONAL ENHANCED PAYMENT BENEFIT
If you elect the enhanced payment benefit, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select.

There are important things you should consider before you elect the enhanced payment benefit. These include:

•
Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

•	Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

•
We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

•	We will recapture the enhanced payment amount if you surrender your contract during the free look period.

•	Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

•	We may profit from the enhanced payment benefit charge.

Transfers

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE
You may transfer all or a portion of your assets between and among the Subaccounts and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions. However you may not transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and/or the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Service Center. There may be limitations on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts of the Separate Account or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts of the Separate Account and/or the Guarantee Account under certain circumstances. See the “Requesting Payments” provision of this prospectus.

We may also limit and/or restrict tranfers from the Guarantee Account to the Subaccount. For any particular allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest in that allocation plus 25% of the original amount of that allocation. In other words, amounts less than this amount are not restricted. Unless you are participating in the dollar-cost averaging program (see the “Dollar-Cost Averaging” provision of this prospectus), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation.

We may restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Currently, there is no other limit on the number of transfers between and among Subaccounts and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to 12 or one transfer per month or, if it is necessary for the contract to continue to be treated as an annuity contract by the Internal Revenue Service, a lower number. Currently, all transfers under the contract are free. However, we reserve the right to assess a charge of up to $10 per transfer for each transfer after the first in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request:

(1)	if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests;

(2)	if the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

(3)	if the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. (See the “Transfers by Third Parties” provision of this prospectus.)

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/ INTERNET TRANSACTIONS
You may make certain requests under your contract by calling or electronically contacting us, provided we received your prior written authorization at our Service Center. Transactions that can be conducted over the telephone and internet include, but are not necessarily limited to:

(1)	requests for transfers;

(2)	changes in premium allocations;

(3)	dollar-cost averaging; and

(4)	portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others,

•	requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or internet instructions;

•	confirming the telephone and/or internet transaction in writing to you or a third party you authorized; and/or

•	tape recording telephone instructions or retaining a record of your electronic request.

We will not be liable for following instructions that we reasonably determine to be genuine. We reserve the right to limit or prohibit telephone and internet transactions.

To request a telephone transaction, please call our Service Center at 1-800-313-5282. To request an electronic transaction, please access our Universal Resource Locator (“URL”) at http://www.GEFinancialService.com.

SPECIAL NOTE ON RELIABILITY
Please note that the internet or our telephone system may not always be available. Any computer or telephone system, whether it is yours, your internet service provider’s, or your registered representative’s, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

TRANSFERS BY THIRD PARTIES
As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the portfolios underlying the contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the portfolios and the management of the portfolios share this position. Therefore, as described in your contract, we may limit or disallow transfers made by a third party.

DOLLAR-COST AVERAGING
The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss. The dollar-cost averaging program is not available if the enhanced payment benefit option is elected.

If the enhanced benefit payment option is NOT elected, you may participate in the dollar-cost averaging program by:

(1)	electing it on your application; or

(2)	by contacting an authorized sales representative; or

(3)	by calling our Service Center at 1-800-313-5282 and completing the dollar-cost averaging agreement.

To use the program, you must transfer at least $100 from the Money Market Subaccount, the GE Investments Funds, Inc. — Money Market Portfolio and/or interest rate guarantee period with each transfer.

The dollar-cost averaging program will begin 30 days after we receive your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the dollar-cost averaging program:

•	on the business day we receive your written or telephoned (assuming we have your telephone authorization form on file) request to discontinue the program; and

•	when the value of the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund and/or interest rate guarantee period from which transfers are being made is depleted.

If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a new guarantee period upon termination of the dollar-cost averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the dollar-cost averaging program. We refer to this higher rate of interest as enhanced dollar-cost averaging. The dollar-cost averaging program and/or the enhanced dollar-cost averaging program may not be available in all markets or through all broker-dealers who sell the contracts.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various dollar-cost averaging programs, including  3, 6, and 12-month dollar-cost averaging programs. We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

Owners considering participating in a dollar-cost averaging program should call 1-800-313-5282 or an authorized sales representative to verify the availability of dollar-cost averaging.

PORTFOLIO REBALANCING PROGRAM
Once your money has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your assets among the Subaccounts to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Service Center. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. Portfolio rebalancing does not assure a profit or protect against a loss. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Subaccounts from the portfolio rebalancing program.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM
You may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with the allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the dollar-cost averaging program or the portfolio rebalancing program. If any interest sweep transfer is scheduled for the same day as a portfolio rebalancing transfer, the interest sweep transfer will be processed first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation to the Guarantee Account. See the “Transfers Before the Annuity Commencement Date” provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if the amount of value you have in the Guarantee Account is less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Withdrawals

SURRENDERS AND PARTIAL WITHDRAWALS	We will allow the surrender of your contract or a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions described below.

We will not permit a partial withdrawal that is less than $100 or that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

(1)	the Contract Value (after deduction of any applicable optional benefit charges and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

(2)	any applicable surrender charge and any applicable premium tax charge.

We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing or by calling our Service Center, from which Subaccounts or guarantee periods we are to take your withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax) reduces Contract Value, depending on the amount of the withdrawal and the applicable death benefit. See “The Death Benefit” provision of this prospectus.

Partial withdrawals may also be subject to ordinary income tax and, if taken prior to age 59 1/2, a 10% additional Federal penalty tax. See “the Federal Tax Matters” provision.

SYSTEMATIC WITHDRAWALS
The systematic withdrawal program allows you to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date the contract is issued (unless we allow an earlier date). To participate in the program your Contract Value must initially be at least $5,000 and, you must complete our systematic withdrawal form. You can obtain the form from an authorized sales representative or our Service Center.

Your systematic withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. We will deduct the systematic withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take any assets you have in the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

(1)	you may request only one such change in a calendar quarter; and

(2)
if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Contract Value to be less than $1,000. If a systematic withdrawal would cause the Contract Value to be less than $1,000, then we will not process or surrender in full that systematic withdrawal transaction. If any of your systematic withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue systematic withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the “Requesting Payments” provision of this prospectus.

Each systematic withdrawals is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Contract year free under the free withdrawal privilege. (See the “Surrender Charge”) provision of this prospectus. Your systematic withdrawal amount may be affected if you take an additional withdrawal.

We reserve the right to prohibit participation in systematic withdrawals and dollar-cost averaging programs at the same time. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days’ written notice to Owners.

The Death Benefit

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE
If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt of due proof of death of an Annuitant’s death at our Service Center (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit varies based on:

(1)	the Annuitant’s age at the date the contract was issued;

(2)	the Annuitant’s age on the date of his or her death;

(3)	the number of contract years that elapse from the date the contract is issued until the date of the Annuitant’s death; and

(4)	whether any premium taxes are due at the time the death benefit is paid.

If the Annuitant is, or both the Annuitant and Joint Annuitant are, age 80 or younger at issue, the death benefit equals the greatest of:

(a)	the Contract Value as of the date we receive due proof of death of any Annuitant;

(b)	the sum of (1) minus (2) plus (3), where:

(1)
the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments paid since then adjusted for any withdrawals (including any surrender charges);

(2)	the Contract Value on the date of death; and

(3)	the Contract Value on the date we receive date due proof of death.

(c)	purchase payments less any withdrawals.

If any Annuitant is older than age 80 at issue, the death benefit is equal to the greatest of:

(a)	the Contract Value as of the date we receive due proof of death of any Annuitant;

(b)	the sum of (1) minus (2) plus (3), where:

(1)	is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the

85th birthday of the older Annuitant plus any purchase payments made since then adjusted for any withdrawals (including any surrender charges);

(2)	is the Contract Value on the date of death; and

(3)	is the Contract Value on the date we receive due proof of death;

(c)	purchase payments less any withdrawals.

We will adjust the death benefit for partial withdrawals in the same proportion as the percentage that the partial withdrawal (including any surrender charges) reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:    Assuming an Owner:

(i)	purchases a contract for $100,000;

(ii)	makes no additional purchase payments and no withdrawals;

(iii)	is not subject to premium taxes;

(iv)	the Annuitant’s age is 75 on the Contract Date; and

(v)	we receive due proof of death on the date of death then:

End of Year	Annuitant’s Age	Contract Value	Death Benefit

1	76	$103,000	$103,000
2	77	112,000	112,000
3	78	90,000	112,000
4	79	135,000	135,000
5	80	130,000	135,000
6	81	150,000	150,000
7	82	125,000	135,000
8	83	145,000	145,000

The purpose of this example is to show how the death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Withdrawals may reduce the death benefit by the proportion that the withdrawal (including any surrender charge and premium tax) reduced Contract Value.
For example:

Date	Purchase Payment	Contract Value	Death Benefit

3/31/00	$5,000	$5,000	$5,000
3/31/04	—	10,000	10,000
3/31/05	—	7,000	10,000

If a withdrawal of $3,500 is made on March 31, 2005, the death benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). This example assumes that:

(i)	death occurs on March 31, 2005;

(ii)	due proof of death was provided on March 31, 2005;

(iii)	no other purchase payments or withdrawals occurred;

(iv)	the Annuitant and any Joint Annuitant were both younger than age 80 at issue;

(v)	no surrender charge applies; and

(vi)	no premium tax applies to the withdrawal.

This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

WHEN WE CALCULATE THE DEATH BENEFIT
We will calculate the death benefit on the date we receive due proof of death at our Service Center. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE ANNUITY COMMENCEMENT DATE
General:    In certain circumstances, Federal tax law requires that distributions be made under this contract upon the first death of:

• an Owner or Joint Owner, or

• the Annuitant or Joint Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the contract upon death.

Designated Beneficiary:    At the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

(1)	Owner or Joint Owners;

(2)	Primary Beneficiary;

(3)	Contingent Beneficiary; or

(4)	Owner’s estate.

We then will treat the designated beneficiary as the sole Owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law’s rules described below.

Distribution Rules:    The distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the contract is owned by a non-natural entity).

•
Spouses — If the designated beneficiary is the surviving spouse of the deceased person, the surviving spouse may continue the contract in force with the surviving spouse as the new Owner. If the deceased person was an Annuitant, the surviving spouse will automatically become the new sole Annuitant. Any Joint Annuitant will be removed from the contract. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. The Surrender Value on the date we receive due proof of death of the Annuitant will be set equal to the death benefit, on that date. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant’s age on of the Contract Date, rather than the age of the previously deceased Annuitant. All other provisions, including any surrender charges, will continue as if the surviving spouse had purchased the contract on the original Contract Date.

•
Non-Spouses — If the designated beneficiary is not the surviving spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

(1)	Receive the Surrender Value in one lump sum payment upon receipt of due proof of death. See “Requesting Payments” provision of this prospectus.

(2)
Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

(3)
Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary’s life expectancy.

If the designated beneficiary makes no choice within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the entire Surrender Value of the contract within 5 years of the date of death). Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse’s death. If the designated beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary’s estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds:    The proceeds we pay will vary, in part, based on the person who dies. We show the amount of proceeds below.

Person Who died	Proceeds Paid

Owner or Joint Owner (who is not the Annuitant)	Surrender Value

Owner or Joint Owner (who is the Annuitant)	Death Benefit

Annuitant	Death Benefit

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN
After the Annuity Commencement Date (including after income payments begin), if an Owner, Joint Owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the contract.

Income Payments

The Annuity Commencement Date is the date income payments begin provided the Annuitant is still living on that date. The Annuity Commencement date may be changed up until the time income payments begin, however the Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant’s 90th birthday (or if Joint Annuitant’s the younger Annuitant’s 90th birthday), unless we approve a later date. To make a change, send written notice to our Service Center before the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided each Annuitant is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant’s age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Annuity Commencement Value (that is, the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date) in one lump sum (in which case we will cancel the contract) (see the “Requesting Payments” provision of this prospectus).

Payments will continue for the life of the Annuitant, under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

Payments will continue for the life of the Surviving Annuitant, under the Joint Life and Survivor Income with 10 Years Certain plan, if an Annuitant lives longer than ten years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The contract also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant’s settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate. Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) you invest in and the contract’s assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make annuity payments monthly unless you elect quarterly, semi-annual or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $20, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $20. If the annual payment payable at maturity is less than $20, we will pay the Annuity Commencement Value in a lump sum (see the “Requesting Payments” provision of this prospectus). Upon making such a payment, we will have no future obligation under the contract. Following are explanations of the optional payment plans available.

Upon making such a payment, we will have no future obligation under the contract. Following are explanations of the optional payment plans available.

The amount of your income payments will depend on four things:

•	the amount of your Contract Value on the Annuity Commencement Date;

•	the settlement age (on the Annuity Commencement Date) and if applicable, the gender of the Annuitant(s);

•	the specific payment plan you choose; and

•	if you elect variable income payments, the investment performance of the Subaccounts selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS
Plan 1 — Life Income with Period Certain.    This option guarantees periodic payments for the lifetime of the payee with a minimum number of years of payments guaranteed. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee’s estate unless otherwise provided.

Plan 2 — Income for a Fixed Period.    This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee’s death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee’s estate unless otherwise provided.

Plan 3 — Income of a Definite Amount.    This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee’s estate unless otherwise provided.

Plan 4 — Interest Income.    This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee’s estate unless otherwise provided. This plan is not available to contracts issued to Qualified Plans.

Plan 5 — Joint Life and Survivor Income.    This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor’s estate unless otherwise provided.

If any payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant’s death, on surrender, or on the Contract’s Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS
The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, times the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

(a)	is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

(b)	is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE
If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters
INTRODUCTION
This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS
This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral On Earnings.    The Federal income tax law does not tax any increase in an owner’s Contract Value until there is a distribution from the Contract. However, certain requirements must be satisfied in order for this general rule to apply, including

•	An individual must own the contract (or the tax law must treat the contract as owned by an individual);

•	The investments of the Separate Account must be “adequately diversified” in accordance with Internal Revenue Service (“IRS”) regulations;

•	The owner’s right to choose particular investments for a contract must be limited; and

•	The contract’s Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.

This part of the Prospectus discusses each of these requirements.

Contracts Not Owned by an Individual — No Tax Deferral and Loss of Interest Deduction:    As a general rule, the Code does not treat a Contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the Owner is currently taxable on the contract’s earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else’s ownership of a contract, should consult a tax adviser.

Investments in the Separate Account Must be Diversified.    For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be “adequately diversified.” The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the Contract.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered “adequately diversified.”

Restrictions on the Extent to Which an Owner can Direct the Investment of Contract Values.    Federal income tax law limits the owner’s right to choose particular investments for the contract. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an owner’s right to allocate assets among the portfolios may exceed those limits. If so, the owner would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that they may issue or whether any such limits will apply to existing contracts. We therefore reserve the right to modify the contract without the owners’ consent to attempt to prevent the tax law from considering the owners as the owners of the assets of the Separate Account.

Age at Which Annuity Payouts Must Begin.    Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payments, of the contract’s premiums paid and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No Guarantees Regarding Tax Treatment.    We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial Withdrawal and Surrenders.    A partial withdrawal occurs when you receive less than the total amount of the contract’s Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the withdrawal exceeds your “investment in the contract.” (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract’s Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your “investment in the contract.”

Your “investment in the contract” generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the contract.

Assignments and Pledges.    The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a Contract.    If you transfer ownership of your contract — without receiving full and adequate consideration — to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your “investment in the contract.” In such a case, the new owner’s “investment in the contract” will be increased to reflect the amount included in your income.

Taxation of Annuity Payouts.    The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your “investment in the contract.” The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the “investment in the contract.” If annuity payouts cease because of the death of the Annuitant(s) and before the total amount of the “investment in the contract” has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits.    We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the contract’s Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Contract’s Annuity Commencement Date:

•	The death benefit is taxed, if received under an annuity payout option, in the same manner as annuity payouts.

•	If not received under an annuity payout option, the death benefit is taxed in the same manner as a withdrawal.

Taxation of Death Benefits if Paid After the Contract’s Annuity Commencement Date:

•
If received in accordance with the existing annuity payment option, the death benefit is excludible from income to the extent that it does not exceed the unrecovered “investment in the contract.” All annuity payouts in excess of the unrecovered “investment in the contract” are includible in income.

•	If received in a lump sum, the tax law imposes tax on the death benefit to the extent it exceeds the unrecovered “investment in the contract.”

Penalty Taxes Payable on Partial Withdrawals, Surrenders, or Annuity Payouts.    The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and surrenders or annuity payouts that:

•	you receive on or after you reach age 59 1/2;

•	you receive because you became disabled (as defined in the tax law);

•	are received on or after the death of an owner; or

•	you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer among Subaccounts may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Contract.    In certain circumstances, you must combine some or all of the Non-Qualified contracts you own in order to determine the amount of an annuity payout, a surrender, or a partial withdrawal that you must include in income. For example:

•	If you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

•	If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

•	the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

•	the amount that might be subject to the penalty tax described above.

SECTION 1035 EXCHANGES
Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed. To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED RETIREMENT PLANS
We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called “Qualified Contracts.” We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified plans. Persons intending to use the contract in connection with a qualified plan should obtain advice from a competent advisor.

Types of Qualified Contracts.    Some of the different types of Qualified Contracts include:

•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)

•	Roth IRAs

•	Simplified Employee Pensions (“SEPs”)

•	Savings Incentive Matched Plan for Employees (“SIMPLE plans,” including “SIMPLE IRAs”)

•	Public school system and tax-exempt organization annuity plans (“403(b) plans”)

•	Qualified corporate employee pension and profit-sharing plans (“401(a) plans”) and qualified annuity plans (“403(a) plans”)

•	Self-employed individual plans (“H.R. 10 plans” or “Keogh Plans”)

•	Deferred compensation plans of state and local governments and tax-exempt organizations (“457 plans”)

Terms of Qualified Plans and Qualified Contracts.    The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

The Death Benefit and Qualified Contracts.    Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or SIMPLE IRA could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts Compared with Non-Qualified Contracts.    Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

•	The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed.

•
The Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts.

•
The Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.

The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant’s compensation.

Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70. However, these “minimum distribution rules” generally do not apply to a Roth IRA before death.

Amounts Received Under Qualified Contracts.    Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create “investment in the contract.” Thus, under many Qualified Contracts there will be no “investment in the contract” and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA after 2002 if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions.    The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

•	received on or after the owner reaches age 59 1/2;

•	received on or after the owner’s death or because of the owner’s disability (as defined in the tax law);

•	received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

•	received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Contract or Qualified Plan to Another.
Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

Direct Rollovers:    The direct rollover rules apply to certain payments (called “eligible rollover distributions”) from section 401(a) plans, section 403(a) or (b) plans, H.R. 10 plans, governmental section 457(b) plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or other section 457 plans.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or annuity payout, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING
If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY
Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW
This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Voting Rights

As required by law, we will vote the shares of the portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholders’ meeting, Owners with voting interests in a portfolio will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Each person having a voting interest in the portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Subaccount within seven days after receipt at our Service Center of a request in good order for a partial withdrawal or surrender. We also will ordinarily make payment of lump sum death benefit proceeds from the Subaccount within seven days from the receipt of due proof of death. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

(1)	to your designated beneficiary directly in the form of a check; or

(2)	by establishing an interest bearing account, called the “GE Secure Access Account,” for the designated beneficiary, in the amount of the death benefit proceeds.

When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

We may delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

(1)	the disposal or valuation of the Subaccount is not reasonably practicable because:

•	the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account’s assets is not reasonably practicable);

•	the New York Stock Exchange is closed for other than a regular holiday or weekend;

•	trading is restricted by the SEC; or

(2)	the SEC, by order, permits postponement of payment to protect our Owners.

We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

We reserve the right to defer payment of proceeds from the Guarantee Account for a withdrawal, surrender or transfer request for up to six months from the date we receive your payment request.

Distribution of the Contracts

PRINCIPAL UNDERWRITER
Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (“Capital Brokerage”) is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 201 Merrit 7, PO Box 5005, Norwalk, Connecticut 06856-5005. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. (“NASD”).

SALES OF THE CONTRACTS
Capital Brokerage offers the Contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered persons is available at http:/www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed with us.

We pay commissions and other marketing related expenses associated with the promotion and sales of the contracts to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 7% of your aggregate purchase payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of purchase payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the contract is surrendered during the first Contract year.

When a contract is sold through a registered representative of Capital Brokerage, Capital Brokerage passes through a portion of the sales commission to the registered representative who sold the contract. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.

The amount of commissions we pay may vary based on the options that are available under a contract and on the optional benefits an Owner elects when he or she purchases the contract. We may offer a range of initial commission and persistency trail commission options (which will take into account, among other things, the length of time purchase payments have been held under the contract, Contract Values and elected features and benefits).

Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the Policies. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a contract is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the contract.

We also may make other payments for services that do not directly involve the sales of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to the Contract Value.

Capital Brokerage also receives 12b-1 fees from Alliance Variable Product Services Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Janus Aspen Series, MFS® Variable Insurance Trust, Oppenheimer Variable Account Funds, and Van Kampen Life Investment Trust.

Additional Information

OWNER QUESTIONS	The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

RETURN PRIVILEGE
Within 10 days after you receive the contract (or such period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to your agent or to our Service Center, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. In the case of certain replacements, the free look period may be longer. If you cancel your contract, it will be void.

If you elect the enhanced payment benefit, your refund will equal one of the following amounts:

(i)
if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

(ii)
if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

If you do not elect the enhanced payment benefit the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the portfolios may have deducted) on or before the date we received the returned contract.

STATE REGULATION
As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER OR SURVIVAL	We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, when you make purchase payments, transfers, or withdrawals, you will receive a written confirmation of these transactions.

OTHER INFORMATION
We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC’s website at http://www.sec.gov.

LEGAL PROCEEDINGS
The Company like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material impact on us or the Separate Account.

Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

Appendix

Some of the Subaccounts invest in portfolios with a 12b-1 fee or a Service Share fee (see the “Portfolio Annual Expenses” provision). Performance for these Subaccounts may reflect the historical performance of a different class of the portfolio underlying the Subaccounts. With respect to these Subaccounts, performance for time periods before the portfolios’ 12b-1 or Service Share fee class introduction is restated to reflect the 12b-1 fee or Service Share fee. The performance information shown in this Appendix is based on information provided by the portfolios and may reflect fee waivers and expense reimbursements provided by certain portfolios. We cannot guarantee that these fee waivers and expense reimbursements will continue. See the “Portfolio Annual Expenses” provision of this prospectus.

STANDARDIZED PERFORMANCE DATA
We may advertise the historical total returns for the Subaccounts according to standards established by the SEC. These standards are discussed in the Statement of Additional Information which may be obtained free of charge. The total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time including a period measured from the date on which the particular portfolio was first available in the Separate Account. When available, we will provide the total return for the periods of one, five and ten years, adjusted to reflect current contract and portfolio charges.

The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Subaccount would equal as of the last day of each period.

The table below (Table 1) demonstrates the standardized average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in the Separate Account to December 31, 2001.

Although the contract did not exist during all the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the contract. The total returns shown reflect the deduction of applicable fees and charges assessed under the contract, including fees for the portfolios. Table 1 assumes that the Annuitant and Joint Annuitant (if applicable) are older than age 70 at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.50% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account);

(3)	An annual contract charge of $30; and

(4)	The charge of 0.15% for the Enhanced Payment Benefit (an annual rate as a percentage of the Contract Value).

We assume that you make a complete surrender of the contract, and therefore we deduct a surrender charge.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 1
Standardized Total Returns
(assuming either Annuitant is over age 70 at issue)
	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	From the Inception In Separate Account to 12/31/01	Date of Inception In Separate Account*

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund — Series I Shares	NA	NA	NA	-15.49%	05/30/01
AIM V.I. Growth Fund — Series I Shares	NA	NA	NA	-17.26%	05/30/01
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	NA	NA	NA	-14.06%	05/30/01
Alliance Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	NA	NA	NA	-11.69%	05/30/01
Premier Growth Portfolio — Class B	NA	NA	NA	-16.26%	05/30/01
Quasar Portfolio — Class B	NA	NA	NA	-10.69%	05/30/01
Dreyfus
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	NA	NA	NA	-6.21%	05/30/01
The Dreyfus Socially Responsible Growth Portfolio, Inc. — Initial Shares	NA	NA	NA	-18.57%	05/30/01
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	-4.58%	NA	NA	-5.56%	07/27/98
Federated International Small Company Fund II	NA	NA	NA	-26.85%	05/30/01
Fidelity Variable Insurance Products Fund VIP (“VIP”)
VIP Equity-Income Portfolio — Service Class 2	-11.31%	NA	NA	0.06%	07/27/98
VIP Growth Portfolio® — Service Class 2	-24.21%	NA	NA	0.53%	07/27/98
Fidelity Variable Insurance Products Fund VIP II (“VIP II”)
VIP II Contrafund Portfolio — Service Class 2	-18.70%	NA	NA	-0.10%	07/27/98
Fidelity Variable Insurance Products Fund VIP III (“VIP III”)
VIP III Growth & Income Portfolio — Service Class 2	-15.17%	NA	NA	-1.73%	07/27/98
VIP III Mid Cap Portfolio — Service Class 2	NA	NA	NA	-2.17%	05/30/01
GE Investments Funds, Inc.
Mid-Cap Value Equity Fund	-5.65%	NA	NA	3.90%	07/27/98
Money Market Fund**	-1.93%	NA	NA	2.37%	07/27/98
Premier Growth Equity Fund	-15.31%	NA	NA	6.10%	07/27/98
S&P 500® Index Fund	-18.50%	NA	NA	-1.94%	07/27/98
Small-Cap Value Equity Fund	NA	NA	NA	3.36%	05/30/01
U.S. Equity Fund	-14.63%	NA	NA	1.80%	07/27/98
Value Equity Fund	NA	NA	NA	-12.96%	05/30/01
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	-46.38%	NA	NA	-1.00%	07/27/98
Balanced Portfolio — Service Shares	-10.99%	NA	NA	6.05%	07/27/98
Capital Appreciation Portfolio — Service Shares	-28.26%	NA	NA	3.04%	07/27/98
Global Life Sciences Portfolio — Service Shares	NA	NA	NA	-2.35%	05/30/01
Global Technology Portfolio — Service Shares	NA	NA	NA	-25.73%	05/30/01
Growth Portfolio — Service Shares	-31.39%	NA	NA	-2.09%	07/27/98
International Growth Portfolio — Service Shares	-29.89%	NA	NA	-0.54%	07/27/98
Worldwide Growth Portfolio — Service Shares	-29.06%	NA	NA	-1.21%	07/27/98
MFS®Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	NA	NA	NA	-17.97%	05/30/01
MFS® Investors Trust Series — Service Class Shares	NA	NA	NA	-14.71%	05/30/01
MFS® New Discovery Series — Service Class Shares	NA	NA	NA	-7.39%	05/30/01
MFS® Utilities Series — Service Class Shares	NA	NA	NA	-26.00%	05/30/01
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-21.66%	10.99%	12.68%	11.85%	05/02/88
Oppenheimer Global Securities Fund/VA — Service Shares	NA	NA	NA	-10.48%	05/30/01
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	NA	NA	NA	-12.52%	05/30/01
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	NA	NA	NA	-0.68%	05/30/01
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	NA	NA	NA	-3.84%	05/30/01
Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long Term U.S. Government Bond Portfolio)	NA	NA	NA	2.66%	05/30/01
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	NA	NA	NA	1.54%	05/30/01
Rydex Variable Trust
OTC Fund	NA	NA	NA	-18.93%	05/30/01

*
Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the portfolio was first available in this product. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The GE Investments Funds, Inc. — Income Fund, the Van Kampen Life Investment Trust — Comstock Portfolio and the Van Kampen Life Investment Trust — Emerging Growth Portfolio were added to the Separate Account on May 1, 2002. Therefore, no standardized performance information is available.

Table 2 below presents the standardized average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in the Separate Account to December 31, 2001.

Although the contract did not exist during all the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the contract. The total returns shown reflect the deduction of applicable fees and charges assessed under the contract, including fees for the portfolios. Table 2 assumes that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account);

(3)	An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value); and

(4)	The charge of 0.15% for the Enhanced Payment Benefit (an annual rate as a percentage of the Contract Value).

We assume that you make a complete surrender of the contract and therefore, we deduct a surrender charge.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 2

Standardized Total Returns
(assuming both Annuitant and Joint Annuitant are age 70 or younger at issue)

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	From the Inception In Separate Account to 12/31/01	Date of Inception In Separate Account*

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund — Series I Shares	NA	NA	NA	-15.38%	05/30/01
AIM V.I. Growth Fund — Series I Shares	NA	NA	NA	-17.16%	05/30/01
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	NA	NA	NA	-13.95%	05/30/01
Alliance Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	NA	NA	NA	-11.58%	05/30/01
Premier Growth Portfolio — Class B	NA	NA	NA	-16.15%	05/30/01
Quasar Portfolio — Class B	NA	NA	NA	-10.57%	05/30/01
Dreyfus
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	NA	NA	NA	-6.09%	05/30/01
The Dreyfus Socially Responsible Growth Portfolio, Inc. — Initial Shares	NA	NA	NA	-18.46%	05/30/01
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	-4.37%	NA	NA	-5.35%	07/27/98
Federated International Small Company Fund II	NA	NA	NA	-26.75%	05/30/01
Fidelity Variable Insurance Products Fund VIP (“VIP”)
VIP Equity-Income Portfolio — Service Class 2	-11.12%	NA	NA	0.27%	07/27/98
VIP Growth Portfolio — Service Class 2	-24.04%	NA	NA	0.75%	07/27/98
Fidelity Variable Insurance Products Fund VIP II (“VIP II”)
VIP II Contrafund® Portfolio — Service Class 2	-18.52%	NA	NA	0.12%	07/27/98
Fidelity Variable Insurance Products Fund VIP III (“VIP III”)
VIP III Growth & Income Portfolio — Service Class 2	-14.98%	NA	NA	-1.51%	07/27/98
VIP III Mid Cap Portfolio — Service Class 2	NA	NA	NA	-2.04%	05/30/01
GE Investments Funds, Inc.
Mid-Cap Value Equity Fund	-5.44%	NA	NA	4.12%	07/27/98
Money Market Fund**	-1.71%	NA	NA	2.59%	07/27/98
Premier Growth Equity Fund	-15.12%	NA	NA	6.33%	07/27/98
S&P 500® Index Fund	-18.32%	NA	NA	-1.72%	07/27/98
Small-Cap Value Equity Fund	NA	NA	NA	3.49%	05/30/01
U.S. Equity Fund	-14.44%	NA	NA	2.02%	07/27/98
Value Equity Fund	NA	NA	NA	-12.85%	05/30/01
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	-46.25%	NA	NA	-0.78%	07/27/98
Balanced Portfolio — Service Shares	-10.79%	NA	NA	6.28%	07/27/98
Capital Appreciation Portfolio — Service Shares	-28.09%	NA	NA	3.26%	07/27/98
Global Life Sciences Portfolio — Service Shares	NA	NA	NA	-2.22%	05/30/01
Global Technology Portfolio — Service Shares	NA	NA	NA	-25.63%	05/30/01
Growth Portfolio — Service Shares	-31.23%	NA	NA	-1.88%	07/27/98
International Growth Portfolio — Service Shares	-29.73%	NA	NA	-0.32%	07/27/98
Worldwide Growth Portfolio — Service Shares	-28.90%	NA	NA	-1.00%	07/27/98
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	NA	NA	NA	-17.86%	05/30/01
MFS® Investors Trust Series — Service Class Shares	NA	NA	NA	-14.60%	05/30/01
MFS® New Discovery Series — Service Class Shares	NA	NA	NA	-7.27%	05/30/01
MFS® Utilities Series — Service Class Shares	NA	NA	NA	-25.90%	05/30/01
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-21.49%	11.22%	12.90%	12.07%	05/02/88
Oppenheimer Global Securities Fund/VA — Service Shares	NA	NA	NA	-10.36%	05/30/01
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	NA	NA	NA	-12.40%	05/30/01

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	From the Inception In Separate Account to 12/31/01		Date of Inception In Separate Account*

PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	NA	NA	NA	-	0.55%	05/30/01
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	NA	NA	NA	-	3.72%	05/30/01
Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)	NA	NA	NA		2.79%	05/30/01
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	NA	NA	NA		1.67%	05/30/01
Rydex Variable Trust
OTC Fund	NA	NA	NA	-	18.83%	05/30/01

*
Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the portfolio was first available in this product. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The GE Investment Funds, Inc. — Income Fund and the Van Kampen Life Investment Trust — Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares were added to the Separate Account on May 1, 2002. Therefore no standardized performance information is available.

NON-STANDARDIZED PERFORMANCE DATA
In addition to the performance data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of withdrawals or income payments.

Non-standardized performance data will be advertised only if we also disclose the standardized performance data as shown in Tables 1 or 2.

We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the contract. Such non-standard performance includes data that precedes the date on which a particular portfolio was first available in the Separate Account. This data is designed to show the performance that would have resulted if the contract had been in existence during that time, based on the portfolio’s performance. This data assumes that the Subaccounts available under the contract were in existence for the same period as the portfolio with most of the charges equal to those currently assessed in the contract, including charges for the portfolios.

Table 3 below reflects the non-standardized average annual total returns of the Subaccounts from the time the portfolios were declared effective by the SEC until December 31, 2001 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Table 3 assumes that the Annuitant and Joint Annuitant (if applicable) are older than age 70 at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.50% (deducted daily at an effective annual rate of the assets in the Separate Account);
(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract charge of $30; and

The charge for the Enhanced Payment Benefit is not included in the calculations. We do however, assume that you surrender the contract and therefore, surrender charges are assumed.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 3
Non-Standard Performance Data
assuming surrender at the end of the applicable time period.
(assuming either Annuitant or Joint Annuitant is over age 70 at issue)

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception Date*

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund — Series I Shares	-29.74%	3.80%	NA	05/05/93
AIM V.I. Growth Fund — Series I Shares	-40.55%	1.61%	NA	05/05/93
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	-18.80%	7.57%	NA	05/05/93
Alliance Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	-5.83%	12.34%	12.86%	01/14/91
Premier Growth Portfolio — Class B	-23.74%	10.26%	NA	06/26/92
Quasar Portfolio — Class B	-19.11%	-0.94%	NA	08/05/96
Dreyfus
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	-2.60%	NA	NA	12/15/99
The Dreyfus Socially Responsible Growth Portfolio, Inc. — Initial Shares	-29.02%	6.14%	NA	10/15/93
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	-4.58%	-0.38%	NA	03/01/94
Federated International Small Company Fund II	-36.61%	NA	NA	05/01/00
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Service Class 2	-11.31%	6.92%	11.53%	10/09/86
VIP Growth Portfolio — Service Class 2	-24.21%	9.21%	11.33%	10/09/86
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Contrafund® Portfolio — Service Class 2	-18.70%	8.00%	NA	01/03/95
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Growth & Income Portfolio — Service Class 2	-15.17%	7.41%	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2	-9.57%	NA	NA	12/28/98
GE Investments Funds, Inc.
Mid-Cap Value Equity Fund	-5.65%	NA	NA	05/01/97
Money Market Fund**	-1.93%	2.94%	3.05%	06/30/85
Premier Growth Equity Fund	-15.31%	NA	NA	12/12/97
S&P 500® Index Fund	-18.50%	7.77%	11.22%	04/14/85
Small-Cap Value Equity Fund	4.19%	NA	NA	05/01/00
U.S. Equity Fund	-14.63%	10.09%	NA	01/02/95
Value Equity Fund	-14.91%	NA	NA	05/01/00
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	-46.38%	4.50%	NA	09/13/93
Balanced Portfolio — Service Shares	-10.99%	11.99%	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-28.26%	NA	NA	05/01/97
Global Life Sciences Portfolio — Service Shares	-23.08%	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-44.06%	NA	NA	01/15/00
Growth Portfolio — Service Shares	-31.39%	6.55%	NA	09/13/93
International Growth Portfolio — Service Shares	-29.89%	7.71%	NA	05/02/94
Worldwide Growth Portfolio — Service Shares	-29.06%	8.59%	NA	09/13/93
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	-31.32%	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-22.41%	4.89%	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-11.35%	NA	NA	04/29/98
MFS® Utilities Series — Service Class Shares	-30.92%	8.22%	NA	01/03/95
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-19.73%	11.28%	12.84%	04/03/85
Oppenheimer Global Securities Fund/VA — Service Shares	-18.41%	13.31%	12.11%	11/12/90
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	-16.47%	4.42%	NA	07/05/95
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	1.77%	NA	NA	02/16/99
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	-3.58%	NA	NA	04/30/98
Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)	-0.01%	NA	NA	04/30/99
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	2.56%	NA	NA	12/24/97
Rydex Variable Trust
OTC Fund	-41.87%	NA	NA	05/07/97

*
Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The GE Investment Funds, Inc. — Income Fund and the Van Kampen Life Investment Trust — Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares were added to the Separate Account on May 1, 2002. Therefore, no non-standardized performance information is available.

Table 4 below reflects the non-standardized average annual total returns of the Subaccounts from the time the portfolios were declared effective by the SEC until December 31, 2001 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Table 4 assumes that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract charge of $30; and

The charge for the Enhanced Payment Benefit is not included in the calculations. We do however, assume that you surrender the contract and therefore, surrender charges are assumed.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 4
Non-Standard Performance Data
assuming surrender at the end of the applicable time period.
(assuming both Annuitant and Joint Annuitant are age 70 or younger at issue)

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception Date*

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund	-29.57%	4.02%	NA	05/05/93
AIM V.I. Growth Fund	-40.42%	1.83%	NA	05/05/93
AIM V.I. Premier Equity Fund (formerly, AIM V.I. Value Fund)	-18.62%	7.80%	NA	05/05/93
Alliance Capital Management
Growth and Income Portfolio — Class B Shares	-5.62%	12.58%	13.09%	01/14/91
Premier Growth Portfolio — Class B Shares	-23.56%	10.49%	NA	06/26/92
Quasar Portfolio — Class B Shares	-18.92%	-0.73%	NA	08/05/96
Dreyfus
Dreyfus Investment Portfolios — Dreyfus Emerging Markets Portfolio — Initial Shares	-2.38%	NA	NA	12/15/99
The Dreyfus Socially Responsible Growth Portfolio — Initial Shares	-28.85%	6.37%	NA	10/15/93
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	-4.37%	-0.16%	NA	03/01/94
Federated International Small Company Fund II	-36.46%	NA	NA	05/01/00
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Service Class 2 Shares	-11.12%	7.14%	11.76%	10/09/86
VIP Growth Portfolio — Service Class 2 Shares	-24.04%	9.44%	11.56%	10/09/86
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Contrafund® Portfolio — Service Class 2 Shares	-18.52%	8.23%	NA	01/03/95
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Growth & Income Portfolio — Service Class 2 Shares	-14.98%	7.64%	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2 Shares	-9.37%	NA	NA	12/28/98
GE Investments Funds, Inc.
Mid-Cap Value Equity Fund	-5.44%	NA	NA	05/01/97
Money Market Fund**	-1.71%	3.16%	3.26%	06/30/85
Premier Growth Equity Fund	-15.12%	NA	NA	12/12/97
S&P 500® Index Fund	-18.32%	7.99%	11.45%	04/14/85
Small-Cap Value Equity Fund	4.42%	NA	NA	05/01/00
U.S. Equity Fund	-14.44%	10.32%	NA	01/02/95
Value Equity Fund	-14.72%	NA	NA	05/01/00
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	-46.25%	4.72%	NA	09/13/93
Balanced Portfolio — Service Shares	-10.79%	12.23%	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-28.09%	NA	NA	05/01/97
Global Life Sciences Portfolio — Service Shares	-22.91%	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-43.92%	NA	NA	01/15/00
Growth Portfolio — Service Shares	-31.23%	6.78%	NA	09/13/93
International Growth Portfolio — Service Shares	-29.73%	7.94%	NA	05/02/94
Worldwide Growth Portfolio — Service Shares	-28.90%	8.82%	NA	09/13/93
MFS® Variable Insurance Trust
MFS®Investors Growth Stock Series — Service Class Shares	-31.16%	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-22.24%	5.12%	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-11.15%	NA	NA	04/29/98
MFS® Utilities Series — Service Class Shares	-30.76%	8.45%	NA	01/03/95
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-19.56%	11.51%	13.07%	04/03/85
Oppenheimer Global Securities Fund/VA — Service Shares	-18.22%	13.55%	12.34%	11/12/90
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	-16.28%	4.64%	NA	07/05/95
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Shares	1.99%	NA	NA	02/16/99
High Yield Portfolio — Administrative Shares (formerly, High Yield Bond Portfolio)	-3.37%	NA	NA	04/30/98
Long-Term U.S. Government Portfolio — Administrative Shares (formerly, Long-Term U.S. Government Bond Portfolio)	0.21%	NA	NA	04/30/99
Total Return Portfolio — Administrative Shares (formerly, Total Return Bond Portfolio)	2.79%	NA	NA	12/24/97
Rydex Variable Trust
OTC Fund	-41.74%	NA	NA	05/07/97

*
Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The GE Investment Fund, Inc. — Income Fund and the Van Kampen Life Investment Trust — Comstock Portfolio —Class II Shares and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares were added to the Separate Account on May 1, 2002. Therefore, no non-standardized performance information is available.

Table 5 below reflects the non-standardized average annual total returns of the Subaccounts from the time the portfolios were declared effective by the SEC until December 31, 2001 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Table 5 assumes that the Annuitant and Joint Annuitant (if applicable) are older than age 70 at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.50% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract charge of $30; and

The charge for the Enhanced Payment Benefit is not included in the calculations. In addition, we assume that you do not surrender the contract and therefore, no surrender charges are assumed.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 5
Non-Standard Performance Data
assuming no surrender at the end of the applicable time period.
(assuming either Annuitant or Joint Annuitant is over age 70 at issue)

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception Date*

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund — Series I Shares	-21.66%	4.92%	NA	05/05/93
AIM V.I. Growth Fund — Series I Shares	-32.49%	2.82%	NA	05/05/93
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	-10.71%	8.56%	NA	05/05/93
Alliance Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	2.27%	13.20%	12.97%	01/14/91
Premier Growth Portfolio — Class B	-15.65%	11.17%	NA	06/26/92
Quasar Portfolio — Class B	-11.02%	0.38%	NA	08/05/96
Dreyfus
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	5.51%	NA	NA	12/15/99
The Dreyfus Socially Responsible Growth Portfolio, Inc. — Initial Shares	-20.94%	7.18%	NA	10/15/93
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	3.53%	0.91%	NA	03/01/94
Federated International Small Company Fund II	-28.53%	NA	NA	05/01/00
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Service Class 2	-3.22%	7.93%	11.64%	10/09/86
VIP Growth Portfolio — Service Class 2	-16.13%	10.15%	11.44%	10/09/86
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Contrafund® Portfolio — Service Class 2	-10.61%	8.98%	NA	01/03/95
Fidelity Variable Insurance Products Fund III (“VIP III’)
VIP III Growth & Income Portfolio — Service Class 2	-7.08%	8.41%	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2	-1.47%	NA	NA	12/28/98
GE Investments Funds, Inc.
Mid-Cap Value Equity Fund	2.45%	NA	NA	05/01/97
Money Market Fund**	6.18%	4.09%	3.15%	06/30/85
Premier Growth Equity Fund	-7.21%	NA	NA	12/12/97
S&P 500® Index Fund	-10.41%	8.75%	11.33%	04/14/85
Small-Cap Value Equity Fund	12.30%	NA	NA	05/01/00
U.S. Equity Fund	-6.53%	11.00%	NA	01/02/95
Value Equity Fund	-6.82%	NA	NA	05/01/00
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	-38.31%	5.59%	NA	09/13/93
Balanced Portfolio — Service Shares	-2.89%	12.86%	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-20.18%	NA	NA	05/01/97
Global Life Sciences Portfolio — Service Shares	-15.00%	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-35.99%	NA	NA	01/15/00
Growth Portfolio — Service Shares	-23.31%	7.57%	NA	09/13/93
International Growth Portfolio — Service Shares	-21.81%	8.70%	NA	05/02/94
Worldwide Growth Portfolio — Service Shares	-20.98%	9.55%	NA	09/13/93
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	-23.24%	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-14.33%	5.97%	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-3.25%	NA	NA	04/29/98
MFS® Utilities Series — Service Class Shares	-22.84%	9.19%	NA	01/03/95
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-14.33%	11.86%	12.84%	04/03/85
Oppenheimer Global Securities Fund/VA — Service Shares	-10.32%	14.15%	12.22%	11/12/90
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	-8.37%	5.51%	NA	07/05/95
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	9.88%	NA	NA	02/16/99
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	4.52%	NA	NA	04/30/98
Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)	8.10%	NA	NA	04/30/99
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	10.67%	NA	NA	12/24/97

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception Date*

Rydex Variable Trust
OTC Fund	-3.81%	NA	NA	05/07/97

*
Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The GE Investments Fund, Inc. — Income Fund and the Van Kampen Life Investment Trust — Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares were added to the Separate Account on May 1, 2002. Therefore, no non-standardized performance information is available.

Table 6 below reflects the non-standardized average annual total returns of the Subaccounts from the time the portfolios were declared effective by the SEC until December 31, 2001 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Table 6 assumes that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract charge of $30; and

The charge for the Enhanced Payment Benefit is not included in the calculations. In addition, we assume that you do not surrender the contract and therefore, no surrender charges are assumed.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 6

Non-Standard Performance Data
assuming no surrender at the end of the applicable time period.
(assuming both Annuitant and Joint Annuitant are age 70 or younger at issue)

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception Date*

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund — Service I Shares	-21.50%	5.13%	NA	05/05/93
AIM V.I. Growth Fund — Service I Shares	-32.35%	3.02%	NA	05/05/93
AIM V.I. Premier Equity Fund — Service I Shares (formerly, AIM V.I. Value Fund)	-10.53%	8.78%	NA	05/05/93
Alliance Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	2.48%	13.43%	13.20%	01/14/91
Premier Growth Portfolio — Class B	-15.48%	11.40%	NA	06/26/92
Quasar Portfolio — Class B	-10.83%	0.58%	NA	08/05/96
Dreyfus
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	5.72%	NA	NA	12/15/99
The Dreyfus Socially Responsible Growth Portfolio, Inc. — Initial Shares	-20.77%	7.40%	NA	10/15/93
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	3.74%	1.12%	NA	03/01/94
Federated International Small Company Fund II	-28.39%	NA	NA	05/01/00
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Service Class 2	-3.02%	8.15%	11.87%	10/09/86
VIP Growth Portfolio — Service Class 2	-15.96%	10.37%	11.67%	10/09/86
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Contrafund® Portfolio — Service Class 2	-10.43%	9.20%	NA	01/03/95
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Growth & Income Portfolio — Service Class 2	-6.89%	8.63%	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2	-1.27%	NA	NA	12/28/98
GE Investments Funds, Inc.
Mid-Cap Value Equity Fund	2.66%	NA	NA	05/01/97
Money Market Fund**	6.39%	4.31%	3.36%	06/30/85
Premier Growth Equity Fund	-7.02%	NA	NA	12/12/97
S&P 500® Index Fund	-10.23%	8.97%	11.56%	04/14/85
Small-Cap Value Equity Fund	12.53%	NA	NA	05/01/00
U.S. Equity Fund	-6.34%	11.23%	NA	01/02/95
Value Equity Fund	-6.63%	NA	NA	05/01/00
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	-38.19%	5.81%	NA	09/13/93
Balanced Portfolio — Service Shares	-2.69%	13.08%	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-20.01%		NA	05/01/97
Global Life Sciences Portfolio — Service Shares	-14.82%	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-35.86%	NA	NA	01/15/00
Growth Portfolio — Service Shares	-23.15%	7.79%	NA	09/13/93
International Growth Portfolio — Service Shares	-21.65%	8.92%	NA	05/02/94
Worldwide Growth Portfolio — Service Shares	-20.82%	9.77%	NA	09/13/93
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	-23.08%	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-14.15%	6.19%	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-3.05%	NA	NA	04/29/98
MFS® Utilities Series — Service Class Shares	-22.69%	9.41%	NA	01/03/95
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-14.16%	12.09%	13.07%	04/03/85
Oppenheimer Global Securities Fund/VA — Service Shares	-10.13%	14.38%	12.45%	11/12/90
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	-8.19%	5.73%		07/05/95
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	10.10%	NA	NA	02/16/99
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	4.74%	NA	NA	04/30/98
Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)	8.32%	NA	NA	04/30/99
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	10.90%	NA	NA	05/07/97

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception Date*

Rydex Variable Trust
OTC Fund	-33.67%	NA	NA	12/24/97

*
Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The GE Investments Fund, Inc. — Income Fund and the Van Kampen Life Investment Trust — Comstock Portfolio —Class II Shares and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares were added to the Separate Account on May 1, 2002. Therefore, no non-standardized performance information is available.

Statement of Additional Information

GE Capital Life Assurance Company of New York
125 Park Avenue, 6th floor
New York, New York 10017-5529

Service Center
6610 West Broad Street
Richmond, VA 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352–9910.

GE Capital Life
Variable Annuity Service Center
6610 West Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for GE Capital Life Separate Account II, Contract Form NY1155 4/00 to:

Name:

Address:
Street

City
State
Zip

Signature of Requestor:
Date